UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-06625
THE PAYDEN & RYGEL INVESTMENT GROUP
(Exact name of registrant as specified in charter)
333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices)
Edward S. Garlock, Esq.
Secretary
333 South Grand Avenue
Los Angeles, CA 90071
(Name and address of agent for service)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-1900
Date of fiscal YEAR end: October 31
Date of reporting period: July 31, 2009

Payden Cash Reserves Money Market Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (Cost-$670,826) (63%)
12,000,000	FFCB Disc Note, 0.79%, 11/13/09 (a)	$11,973
18,000,000	FFCB Disc Note, 0.81%, 12/21/09 (a)	17,944
20,000,000	FFCB, 0.51%, 9/22/09	20,000
1,000,000	FFCB, 0.84%, 1/24/11	1,009
2,250,000	FFCB, 0.89%, 12/16/09	2,250
3,450,000	FFCB, 1.75%, 12/1/09	3,463
3,400,000	FFCB, 2.00%, 6/11/10	3,442
7,035,373	FGSB, 4.00%, 1/1/10	7,084
20,000,000	FHLB Disc Note, 0.32%, 12/31/09 (a)	19,973
21,482,000	FHLB Disc Note, 0.74%, 10/15/09 (a)	21,450
12,500,000	FHLB Disc Note, 0.86%, 1/11/10 (a)	12,452
25,000,000	FHLB Disc Note, 0.86%, 1/5/10 (a)	24,909
15,000,000	FHLB Disc Note, 0.95%, 1/19/10 (a)	14,934
15,000,000	FHLB Disc Note, 0.99%, 2/1/10 (a)	14,926
22,500,000	FHLB, 0.39%, 7/9/10	22,499
10,000,000	FHLB, 0.50%, 5/26/10	9,988
8,000,000	FHLB, 0.61%, 6/10/10	8,000
52,500,000	FHLB, 0.79%, 2/19/10	52,564
1,250,000	FHLB, 0.88%, 8/5/09	1,250
10,615,000	FHLB, 3.35%, 12/18/09	10,720
10,000,000	FHLB, 4.05%, 6/11/10	10,312
4,490,000	FHLB, 4.15%, 3/17/10	4,600
10,000,000	FHLB, 5.00%, 12/11/09	10,147
4,675,000	FHLB, 5.25%, 8/5/09	4,676
3,200,000	FHLMC Disc Note, 0.55%, 5/12/10 (a)	3,186
30,000,000	FHLMC Disc Note, 0.56%, 10/13/09 (a)	29,967
9,850,000	FHLMC Disc Note, 0.96%, 12/7/09 (a)	9,817
15,000,000	FHLMC Disc Note, 1.01%, 2/4/10 (a)	14,923
3,850,000	FHLMC Disc Note, 1.72%, 11/20/09 (a)	3,830
25,000,000	FHLMC, 0.27%, 9/18/09	25,000
50,000,000	FHLMC, 0.41%, 7/12/10	49,995
25,000,000	FHLMC, 0.49%, 1/14/11	25,074
8,098,000	FHLMC, 0.70%, 3/9/11	8,128
8,000,000	FHLMC, 1.25%, 3/23/10	8,000
22,463,000	FHLMC, 4.00%, 12/15/09	22,760
3,670,000	FHLMC, 4.875%, 2/9/10	3,748
2,490,000	FHLMC, 6.625%, 9/15/09	2,503
30,000,000	FNMA Disc Note, 0.30%, 12/28/09 (a)	29,963
49,800,000	FNMA, 0.40%, 7/13/10	49,864
600,000	FNMA, 0.45%, 1/21/10	600
50,200,000	FNMA, 0.88%, 2/12/10	50,165
8,600,000	FNMA, 0.97%, 8/5/10	8,605
8,000,000	FNMA, 3.10%, 2/4/10	8,083
5,973,000	FNMA, 3.25%, 2/10/10	6,050

		670,826

Supranational (Cost-$13,999) (1%)

Principal		Value
or Shares	Security Description	(000)

14,000,000	International Bank for Reconstruction & Development, 0.44%, 2/1/10	13,999
U.S. Government Guaranteed (Cost-$27,090) (3%)
12,000,000	Bank of America, 0.65%, 9/13/10	12,000
15,000,000	Goldman Sachs Group, 1.15%, 12/3/10	15,090

		27,090

Investment Company (Cost-$2,481) (0%)
2,481,063	Dreyfus Treasury Cash Management Fund	2,481
Repurchase Agreements (Cost-$355,000) (33%)
175,000,000	Bank of America Tri Party, 0.15%, 8/5/09	175,000
180,000,000	Deutsche Bank Tri Party, 0.18%, 8/3/09	180,000

		355,000

Total (Cost-$1,069,396) (100%)		1,069,396
Other Assets, net of Liabilities (0%)		859

Net Assets (100%)		$1,070,255

(a)	Yield to maturity at time of purchase.

Payden Limited Maturity Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Asset Backed (8%)
342,699	Asset Backed Funding Certificates, 0.59%, 4/25/34	$235
650,000	Bank of America Auto Trust 144A, 0.668%, 7/15/10 (b)	650
286,433	BMW Vehicle Lease Trust, 0.79%, 6/15/10	287
510,000	BMW Vehicle Lease Trust, 2.04%, 4/15/11	512
329,282	Capital Auto Receivables Asset Trust, 0.34%, 7/15/10	329
134,708	CarMax Auto Owner Trust, 1.66%, 5/7/10	135
373,561	CNH Equipment Trust, 1.35%, 6/4/10	374
389,794	Ford Credit Auto Lease Trust 144A, 1.231%, 6/15/10 (b)	391
209,429	Ford Credit Auto Owner Trust 144A, 1.86%, 11/15/09 (b)	210
225,156	Honda Auto Receivables Owner Trust, 1.31%, 5/17/10	226
81,354,000	JLOC, 0.65%, 1/15/15 (d)	626
442,963	Long Beach Mortgage Loan Trust, 6.245%, 8/25/33	56
277,757	Nissan Auto Lease Trust, 1.04%, 6/15/10	278
243,804	Volkswagon Auto Lease Trust, 1.00%, 5/17/10	244
600,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	422
186,229	World Omni Auto Receivables Trust, 1.62%, 4/15/10	187

		5,162

Corporate (36%)
1,000,000	American Honda Finance 144A, 1.00%, 2/9/10 (b)	997
500,000	Astrazeneca PLC, 0.94%, 9/11/09	500
300,000	Australia & New Zealand Banking Group Ltd. 144A, 1.08%, 8/4/11 (b)	300
430,000	Bank of New York Mellon, 0.71%, 3/23/12	418
600,000	Barclays Bank PLC, 1.55%, 7/23/10	600
500,000	Bear Stearns Co., 0.71%, 1/31/11	498
600,000	Berkshire Hathaway Finance, 4.125%, 1/15/10	610
200,000	BNP Paribas SA, 1.64%, 6/11/12	203
550,000	BP Capital Markets PLC, 0.82%, 3/17/10	550
800,000	Caterpillar Finance Service Corp., 1.50%, 8/6/10	802
400,000	Cisco Systems Inc., 5.25%, 2/22/11	424
500,000	Citigroup Inc., 1.00%, 5/18/10	490
1,100,000	CME Group Inc., 1.65%, 8/6/10	1,105
400,000	Coca-Cola Enterprises, 1.60%, 5/6/11	402
400,000	ConocoPhillips, 8.75%, 5/25/10	427
570,000	Consolidated Edison Co. of NY, 7.15%, 12/1/09	579
360,000	Cox Communications Inc., 4.625%, 1/15/10	364
675,000	CVS Caremark Corp., 0.96%, 6/1/10	673
180,000	DaimlerChrysler NA Holding, 1.46%, 8/3/09	180
360,000	Deutsche Telekom, 8.50%, 6/15/10	379
750,000	E.I. Du Pont de Nemours, 4.125%, 4/30/10	766
640,000	Export Development Canada, 4.625%, 4/1/10	657
225,000	FPL Group Capital Inc., 1.49%, 6/17/11	227
500,000	General Electric Capital Corp., 0.58%, 1/20/10	500
600,000	Goldman Sachs Group Inc., 7.35%, 10/1/09	607
500,000	Halliburton Co., 5.50%, 10/15/10	522
250,000	Hewlett-Packard Co., 1.05%, 9/3/09	250
300,000	Hewlett-Packard Co., 2.25%, 5/27/11	305
750,000	John Deere Capital Corp., 1.11%, 2/26/10	751
250,000	MetLife Global Funding 144A, 2.55%, 6/10/11 (b)	250
300,000	Morgan Stanley, 3.00%, 5/14/10	302
225,000	Pacific Gas & Electric Co., 1.59%, 6/10/10	226
225,000	PepsiAmericas Inc., 5.625%, 5/31/11	240
600,000	Pfizer Inc., 2.57%, 3/15/11	618
200,000	Pricoa Global Funding 144A, 1.45%, 6/4/10 (b)	199
250,000	Pricoa Global Funding 144A, 4.20%, 1/15/10 (b)	249
510,000	Province of Ontario, 3.125%, 9/8/10	522
700,000	SBC Communication, 4.125%, 9/15/09	702
900,000	Sprint Nextel Corp., 1.00%, 6/28/10	862
500,000	Telecom Italia Capital, 1.12%, 7/18/11	484
900,000	Time Warner Inc., 1.15%, 11/13/09	898
500,000	US Bancorp, 3.198%, 5/6/10	502
470,000	Verizon Wireless Capital 144A, 3.75%, 5/20/11 (b)	484
350,000	Vodafone Group PLC, 7.75%, 2/15/10	361
500,000	Wachovia Bank NA, 1.80%, 5/14/10	501

		22,486

Foreign Government Guaranteed (14%)
980,000	Commonwealth Bank of Australia 144A, 2.40%, 1/12/12 (b)	995
900,000	Dexia Credit Local 144A, 1.26%, 9/23/11 (b)	898

Principal		Value
or Shares	Security Description	(000)

600,000	KFW, 1.875%, 3/15/11	608
220,000	Lloyds TSB Bank PLC 144A, 1.41%, 4/1/11 (b)	220
800,000	Lloyds TSB Bank PLC 144A, 2.30%, 4/1/11 (b)	807
1,161,000	National Australia Bank 144A, 2.55%, 1/13/12 (b)	1,171
470,000	Royal Bank of Scotland Group PLC 144A, 2.625%, 5/11/12 (b)	475
800,000	Royal Bank of Scotland PLC 144A, 1.32%, 4/8/11 (b)	799
1,200,000	SFEF 144A, 0.71%, 7/16/12 (b)	1,200
1,000,000	Suncorp-Metway Ltd. 144A, 0.989%, 12/17/10 (b)	1,001
500,000	Westpac Securities NZ LT 144A, 2.50%, 5/25/12 (b)	500

		8,674

Mortgage Backed (19%)
750,000	Arkle Master Issuer Plc 144A, 1.23%, 2/17/52 (b)	689
186,608	Bear Stearns Alt-A Trust, 4.85%, 3/25/34	141
572,879	FH 847515 ARM, 5.03%, 2/1/34	585
1,161,105	FHLMC, 5.25%, 8/15/11	1,199
552,575	FHR 2893 PA, 4.00%, 4/15/25	556
1,071,331	FHR 3279 PA, 5.50%, 2/15/23	1,087
965,927	FHR 3540 CD, 2.00%, 6/15/14	966
159,765	FN 708229 ARM, 3.46%, 4/1/33	167
333,302	FN 878544 ARM, 5.32%, 3/1/36	350
1,046,357	GNR 02-48 FT, 0.48%, 12/16/26	1,042
393,120	GNR 99-43 FA, 0.73%, 11/16/29	393
750,000	Grace Church Mortgage Financing PLC 144A, 1.17%, 11/20/56 (b)	638
850,000	Granite Master Trust PLC, 0.71%, 12/17/54	119
1,110,972	Harborview Mortgage Loan Trust, 5.14%, 1/19/35	683
400,000	Holmes Master Issuer PLC 144A, 0.89%, 7/15/40 (b)	377
326,656	Homebanc Mortgage Trust, 1.14%, 8/25/29	180
700,000	Permanent Master Issuer Plc, 0.90%, 7/17/42	660
408,483	Sequoia Mortgage Trust, 0.68%, 10/20/27	355
395,356	Structured ARM Loan Trust, 4.36%, 9/25/34	286
790,046	Structured Asset Mortgage Investments Inc., 3.97%, 5/25/36	324
798,076	Structured Asset Mortgage Investments Inc., 5.28%, 7/25/32	739

		11,536

Municipal (4%)
1,300,000	Citizens Property Insurance Corp. FL, 4.50%, 6/1/10	1,313
400,000	Mississippi State, 1.00%, 11/1/28	400
250,000	New Jersey Economic Development Auth., 5.00%, 6/15/11 (b) FGIC	251
350,000	New York Urban Development Corp., 5.50%, 1/1/17	366

		2,330

Supranational (3%)
1,000,000	African Development Bank, 0.63%, 7/22/12	997
1,000,000	International Bank for Reconstruction and Development, 1.65%, 5/18/11	997

		1,994

U.S. Government Agency (12%)
500,000	FFCB, 0.37%, 5/18/11	500
5,655,000	FHLB Disc Note, 0.12%, 8/6/09 (c)	5,655
1,400,000	FHLMC, 0.41%, 7/12/10	1,403

		7,558

U.S. Treasury Inflation Indexed Notes (1%)
677,502	U.S. Treasury Inflation Indexed, 0.875%, 4/15/10	680
Commercial Paper (1%)
600,000	MACBKG CP, 1.10%, 4/22/10	595

Total Bonds (Cost-$63,813)		61,015

Investment Company (Cost-$1,979) (3%)
1,979,079	Paydenfunds Cash Reserves Money Market Fund *	1,979

Total (Cost-$65,792) (a) (101%)		62,994
Liabilities in excess of Other Assets (-1%)		(655)

Net Assets (100%)		$62,339

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$284
Unrealized depreciation	(3,082)

Net unrealized depreciation	$(2,798)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.

(d)	Par in local currency.
Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	Appreciation
Date	Currency (000s)	Price	(000s)	(000s)

8/11/2009	Japanese Yen (Sell 62,300)	95.1696	$665	$17
Open Swap Contracts (000s)

	Fund	Expiration	Notional	Unrealized
Contract Type	(Pays)	Date	Principal	(Depreciation)

Liability:
Interest Rate Swap	(5.503%)	Jun-11	$590	$(47)

Payden Short Bond Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (96%)
Asset Backed (7%)
3,000,000	AEP Texas Central Transition Funding, 4.98%, 7/1/15	$3,170
930,907	BMW Vehicle Lease Trust, 0.79%, 6/15/10	932
4,800,000	BMW Vehicle Lease Trust, 2.04%, 4/15/11	4,818
274,401	Capital Auto Receivables Asset Trust, 0.34%, 7/15/10	274
6,100,000	CarMax Auto Owner Trust, 5.14%, 11/15/11	6,257
1,508,333	Ford Credit Auto Lease Trust 144A, 1.231%, 6/15/10 (b)	1,511
2,075,000	Ford Credit Auto Lease Trust 144A, 2.60%, 5/15/11 (b)	2,095
2,685,000	Honda Auto Receivables Owner Trust, 2.22%, 5/17/10	2,703
2,500,000	Nissan Auto Lease Trust, 2.01%, 4/15/11	2,509
2,100,000	Volkswagon Auto Lease Trust, 1.00%, 7/15/11	2,122

		26,391

Corporate (35%)
1,430,000	3M Co., 4.50%, 11/1/11	1,526
1,800,000	Abbott Laboratories, 5.60%, 5/15/11	1,924
850,000	Alabama Power Co., 5.80%, 11/15/13	933
570,000	Allied Waste North America, 7.875%, 4/15/13	593
1,500,000	Allstate Corp., 6.20%, 5/16/14	1,603
1,700,000	American Honda Finance 144A, 2.95%, 6/29/11 (b)	1,697
3,000,000	Amgen Inc., 4.00%, 11/18/09	3,036
1,200,000	AT&T Inc., 4.85%, 2/15/14	1,278
1,700,000	Australia & New Zealand Banking Group Ltd. 144A, 1.08%, 8/4/11 (b)	1,700
1,400,000	Bank of America Corp., 6.50%, 8/1/16	1,426
2,150,000	Bank of New York Mellon, 4.30%, 5/15/14	2,232
3,300,000	Barclays Bank PLC, 1.55%, 7/23/10	3,300
1,300,000	Berkshire Hathaway Finance 144A, 4.00%, 4/15/12 (b)	1,346
600,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	652
1,500,000	BNP Paribas SA, 1.64%, 6/11/12	1,519
935,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	907
865,000	Boston Scientific Corp., 6.00%, 6/15/11	882
1,825,000	Bottling Group LLC, 6.95%, 3/15/14	2,122
500,000	BP Capital Markets PLC, 3.125%, 3/10/12	514
1,400,000	BP Capital Markets PLC, 3.625%, 5/8/14	1,436
1,250,000	BP Capital Markets PLC, 5.25%, 11/7/13	1,371
745,000	Carolina Power & Light, 6.50%, 7/15/12	812
1,850,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	1,961
1,000,000	Chevron Corp., 3.45%, 3/3/12	1,037
1,775,000	Cisco Systems Inc., 5.25%, 2/22/11	1,879
1,650,000	Coca-Cola Co., 3.625%, 3/15/14	1,702
1,600,000	Columbus Southern Power, 5.50%, 3/1/13	1,672
1,300,000	ConocoPhillips, 4.75%, 2/1/14	1,384
940,000	CSC Holdings Inc., 7.625%, 4/1/11	956
1,100,000	DaimlerChrysler NA Holding, 1.46%, 8/3/09	1,100
550,000	Deutsche Telekom International Finance, 5.875%, 8/20/13	594
2,500,000	Deutsche Telekom, 8.50%, 6/15/10	2,634
935,000	Dynegy Holdings Inc., 6.875%, 4/1/11	926
945,000	Echostar DBS Corp., 6.375%, 10/1/11	940
700,000	Eli Lilly & Co., 3.55%, 3/6/12	727
1,680,000	Express Scripts Inc., 5.25%, 6/15/12	1,775
1,260,000	General Electric Capital Corp., 5.90%, 5/13/14	1,341
785,000	Georgia-Pacific Corp., 8.125%, 5/15/11	809
1,000,000	Goldman Sachs Group Inc., 3.625%, 8/1/12	1,018
1,599,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	1,734
1,499,000	Hewlett-Packard Co., 4.25%, 2/24/12	1,578
1,315,000	Ingersoll-Rand Finance I, 2.42%, 8/13/10	1,286
1,840,000	John Deere Capital Corp., 1.21%, 1/18/11	1,837
3,100,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	3,358
800,000	Macquarie Group Ltd. 144A, 7.30%, 8/1/14 (b)	798

Principal		Value
or Shares	Security Description	(000)

300,000,000	Merrill Lynch & Co., 0.871%, 9/9/09	3,141
1,700,000	MetLife Global Funding 144A, 1.35%, 6/25/10 (b)	1,690
2,500,000	Microsoft Corp., 2.95%, 6/1/14	2,504
400,000	MidAmerican Energy Holdings 144A, 3.15%, 7/15/12 (b)	404
830,000	Mirant Americas Generator Inc., 8.30%, 5/1/11	848
1,100,000	Morgan Stanley, 3.00%, 5/14/10	1,109
1,200,000	Morgan Stanley, 6.00%, 5/13/14	1,282
245,000	Nalco Co., 7.75%, 11/15/11	247
2,400,000	Neder Waterschapsbank, 4.625%, 7/25/11	3,599
610,000	Novartis Capital Corp., 4.125%, 2/10/14	637
700,000	Occidental Petroleum Corp., 4.125%, 6/1/16	694
2,365,000	Oracle Corp., 5.00%, 1/15/11	2,475
400,000	Pfizer Inc., 3.625%, 6/3/13	581
1,800,000	Pfizer Inc., 4.45%, 3/15/12	1,907
2,600,000	Pricoa Global Funding 144A, 4.20%, 1/15/10 (b)	2,593
700,000	Procter & Gamble Co., 3.50%, 2/15/15	714
1,435,000	Procter & Gamble Co., 4.60%, 1/15/14	1,536
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,080
1,625,000	Province of Ontario, 2.75%, 2/22/11	1,665
1,900,000	Province of Ontario, 3.125%, 9/8/10	1,944
650,000	Public Service Colorado, 5.125%, 6/1/19	686
1,810,000	QTEL International Finance 144A, 6.50%, 6/10/14 (b)	1,910
420,000	Qwest Capital Funding, 7.25%, 2/15/11	418
925,000	Ras Laffan LNG 144A, 4.50%, 9/30/12 (b)	943
1,683,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	1,766
885,000	Rock-Tennessee Co., 8.20%, 8/15/11	918
1,700,000	Royal Bank of Canada, 5.65%, 7/20/11	1,826
1,650,000	Sempra Energy, 7.95%, 3/1/10	1,705
1,460,000	Shell International Finance, 4.00%, 3/21/14	1,536
935,000	Sprint Capital Corp., 8.375%, 3/15/12	951
930,000	Steel Dynamics Inc., 7.375%, 11/1/12	928
2,275,000	Time Warner Inc., 1.15%, 11/13/09	2,269
1,300,000	Toronto-Dominion Bank, 2.52%, 9/10/10	1,842
970,000	Union Pacific Corp., 6.125%, 1/15/12	1,045
2,400,000	US Bancorp, 4.20%, 5/15/14	2,454
930,000	US Oncology Inc., 9.00%, 8/15/12	950
1,640,000	Verizon Global Corp., 7.25%, 12/1/10	1,751
875,000	Verizon Wireless Capital 144A, 3.75%, 5/20/11 (b)	902
1,500,000	Verizon Wireless Capital 144A, 5.55%, 2/1/14 (b)	1,633
3,200,000	Vodafone Group PLC, 4.15%, 6/10/14	3,266
1,129,000	Wachovia Corp., 5.30%, 10/15/11	1,187

		127,391

Foreign Government (6%)
1,600,000	Bank of England 144A, 2.375%, 3/19/12 (b)	1,615
13,290,000	Bundesobligation, 2.25%, 4/11/14	18,728

		20,343

Foreign Government Guaranteed (8%)
1,800,000	Barclays Bank PLC 144A, 2.70%, 3/5/12 (b)	1,826
2,700,000	Barclays Bank PLC, 4.25%, 10/27/11	4,036
2,653,000	Commonwealth Bank of Australia 144A, 2.40%, 1/12/12 (b)	2,693
3,100,000	Dexia Credit Local 144A, 1.26%, 9/23/11 (b)	3,093
3,150,000	ING Bank NV 144A, 2.625%, 2/9/12 (b)	3,189
1,300,000	Japan Finance Corp., 2.00%, 6/24/11	1,313
900,000	Leaseplan Corp. NV 144A, 3.00%, 5/7/12 (b)	904
2,320,000	Macquarie Bank Ltd. 144A, 2.60%, 1/20/12 (b)	2,344
3,146,000	National Australia Bank 144A, 2.55%, 1/13/12 (b)	3,174
3,100,000	Royal Bank of Scotland Group PLC 144A, 2.625%, 5/11/12 (b)	3,133
3,190,000	SFEF 144A, 2.125%, 1/30/12 (b)	3,206
1,800,000	Swedbank AB 144A, 2.80%, 2/10/12 (b)	1,825

		30,736

Principal		Value
or Shares	Security Description	(000)

Mortgage Backed (29%)
6,583,781	Adjustable Rate Mortgage Trust, 5.92%, 3/25/37	3,421
4,505,983	FG G13328 30YR, 6.00%, 11/1/22	4,781
3,159,341	FH 782784 ARM, 4.40%, 10/1/34	3,221
552,254	FHR 2891 LN, 4.25%, 6/15/24	555
2,464,818	FN 708229 ARM, 3.46%, 4/1/33	2,574
903,758	FN 743821 ARM, 4.74%, 11/1/33	934
693,666	FN 755867 ARM, 4.88%, 12/1/33	714
1,738,682	FN 790762 ARM, 5.05%, 9/1/34	1,793
2,451,937	FN 790764 ARM, 4.85%, 9/1/34	2,524
2,275,439	FN 794792 ARM, 5.08%, 10/1/34	2,323
2,045,446	FNMA 794797 ARM, 4.73%, 10/1/34	2,100
7,234,835	G2 4040 30YR, 6.50%, 10/20/37	7,695
7,948,476	G2 4195 30YR, 6.00%, 7/20/38	8,359
7,186,173	G2 4196 30YR, 6.50%, 7/20/38	7,641
1,797,415	G2 4223 30YR, 6.50%, 8/20/38	1,911
5,264,045	G2 4246 30YR, 6.50%, 9/20/38	5,597
6,942,899	GN 697649 30YR, 6.00%, 10/15/38	7,300
7,602,797	GN 697858 30YR, 6.00%, 2/15/39	7,994
1,501,034	GN 700755 30YR, 6.50%, 10/15/38	1,599
3,502,312	GN 704005 30YR, 6.50%, 11/15/38	3,731
5,264,135	GN 705715 30YR, 6.00%, 1/15/39	5,535
7,170,811	GN 706020 30YR, 6.00%, 1/15/39	7,540
5,984,158	Harborview Mortgage Loan Trust, 5.31%, 12/19/35	4,545
433,318	Indymac Indx Mortgage Loan Trust, 4.93%, 10/25/34	344
2,218,771	MLCC Mortgage Investors, Inc., 4.34%, 12/25/34	2,030
2,346,069	MLCC Mortgage Investors, Inc., 5.33%, 2/25/36	1,641
361,171	Morgan Stanley Mortgage Loan Trust, 4.13%, 7/25/34	302
238,673	Provident Funding Mortgage Loan Trust, 3.81%, 4/25/34	219
869,486	Sequoia Mortgage Trust, 0.68%, 10/20/27	757
474,129	Structured ARM Loan Trust, 4.04%, 10/25/34	373
3,003,207	Structured ARM Loan Trust, 4.60%, 8/25/34	2,343
1,359,953	Structured Asset Mortgage Investments Inc., 2.21%, 10/19/34	940
6,444,159	Washington Mutual, 5.82%, 7/25/37	3,547

		106,883

Municipal (3%)
3,300,000	Citizens Property Insurance Corp. FL, 4.50%, 6/1/10	3,334
3,200,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	3,278
2,900,000	Mississippi State, 1.00%, 11/1/28	2,900
900,000	North TX Thruway Authority, 5.00%, 1/1/10	909
1,000,000	North TX Thruway Authority, 5.00%, 1/1/38	1,010

		11,431

Supranational (1%)
3,600,000	European Investment Bank, 4.75%, 4/15/11	5,401
U.S. Government Agency (3%)
6,850,000	FHLB, 3.375%, 10/20/10	7,068
680,000	FHLMC, 2.125%, 3/23/12	688
1,900,000	FHLMC, 3.25%, 2/25/11	1,963
500,000	FHLMC, 4.125%, 9/27/13	534
500,000	FNMA, 2.875%, 12/11/13	509

		10,762

U.S. Government Guaranteed (3%)
3,048,000	General Electric Capital Corp., 2.20%, 6/8/12	3,076
710,000	Goldman Sachs Group Inc., 3.25%, 6/15/12	737
3,564,000	HSBC USA Inc., 3.125%, 12/16/11	3,691
2,400,000	JPMorgan Chase & Co., 2.20%, 6/15/12	2,422
920,000	JPMorgan Chase & Co., 3.125%, 12/1/11	953

		10,879

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury (1%)
1,020,000	U.S. Treasury Note, 2.375%, 8/31/10	1,040
1,200,000	U.S. Treasury Note, 3.125%, 11/30/09	1,211

		2,251

Total Bonds (Cost-$353,870)		352,468

Investment Company (Cost-$17,668) (5%)
17,667,724	Paydenfunds Cash Reserves Money Market Fund *	17,668

Total (Cost-$371,538) (a) (101%)		370,136
Liabilities in excess of Other Assets (-1%)		(2,045)

Net Assets (100%)		$368,091

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$8,662
Unrealized depreciation	(10,064)

Net unrealized depreciation	$(1,402)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Asset:
8/11/2009	Japanese Yen (Sell 299,700)	95.1696	$3,149	$80

Liability:
8/11/2009	Euro (Sell 24,298)	1.4176	$34,445	$(709)
Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

110	U.S. Treasury 2 Year Note Future	Sep-09	$23,824	$(184)
179	U.S. Treasury 5 Year Note Future	Sep-09	20,654	12
14	U.S. Treasury 10 Year Note Future	Sep-09	1,642	(16)

				$(188)

Payden U.S. Government Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
Mortgage Backed (41%)
511,150	FG G13328 30YR, 6.00%, 11/1/22	$542
1,037,559	FG M80911 7YR, 4.00%, 4/1/11	1,066
873,127	FH 1B2420 ARM, 5.06%, 11/1/35	912
1,583,309	FH 1G1745 ARM, 5.137%, 8/1/35	1,647
736,599	FH 1J1279 ARM, 5.83%, 4/1/36	765
977,938	FH 1K0030 ARM, 5.99%, 7/1/36	1,025
1,653,160	FH 1Q0044 ARM, 5.393%, 4/1/36	1,738
935,967	FHLMC 1Q0232 ARM, 5.42%, 12/1/36	984
552,405	FHLMC, 5.25%, 8/15/11	570
65,017	FHR 2891 LN, 4.25%, 6/15/24	65
1,330,994	FHR 2929 AC, 4.50%, 12/15/22	1,365
1,709,690	FHR 3540 CD, 2.00%, 6/15/14	1,710
469,137	FN 708229 ARM, 3.46%, 4/1/33	490
498,396	FN 743821 ARM, 4.74%, 11/1/33	515
371,607	FN 755867 ARM, 4.88%, 12/1/33	382
197,279	FN 790762 ARM, 5.05%, 9/1/34	203
278,055	FN 790764 ARM, 4.85%, 9/1/34	286
335,849	FN 794792 ARM, 5.08%, 10/1/34	343
740,672	FN 878544 ARM, 5.32%, 3/1/36	777
1,127,180	FN 889207 ARM, 4.22%, 4/1/37	1,168
302,314	FNMA 794797 ARM, 4.73%, 10/1/34	310
357,670	FNMA 843045 ARM, 5.042%, 9/1/35	375
740,273	FNMA 850120 ARM, 5.30%, 10/1/35	773
1,207,613	FNMA 887019 ARM, 5.859%, 6/1/36	1,268
1,397,630	G2 3809 30YR, 6.50%, 1/20/36	1,486
1,106,064	G2 4040 30YR, 6.50%, 10/20/37	1,176
1,337,267	G2 4195 30YR, 6.00%, 7/20/38	1,406
1,216,850	G2 4196 30YR, 6.50%, 7/20/38	1,294
308,716	G2 4223 30YR, 6.50%, 8/20/38	328
908,306	G2 4246 30YR, 6.50%, 9/20/38	966
1,231,509	G2 4405 15YR, 4.50%, 4/20/24	1,279
961,596	GN 697649 30YR, 6.00%, 10/15/38	1,011
1,503,850	GN 697858 30YR, 6.00%, 2/15/39	1,581
675,465	GN 700755 30YR, 6.50%, 10/15/38	720
702,040	GN 704005 30YR, 6.50%, 11/15/38	748
877,356	GN 705715 30YR, 6.00%, 1/15/39	923
1,204,340	GN 705983 30YR, 6.50%, 1/15/39	1,283
1,452,909	GN 706020 30YR, 6.00%, 1/15/39	1,528
459,049	GNMA, 0.00%, 9/16/34	390
509,443	GNR 03-98 PC, 5.00%, 2/20/29	521
691,760	GNR 05-58 NJ, 4.50%, 8/20/35	718

		36,637

U.S. Government Agency (38%)
2,500,000	FFCB, 3.70%, 5/15/13	2,614
3,000,000	FHLB, 1.875%, 6/20/12	3,003
2,500,000	FHLB, 2.00%, 7/27/12	2,489
2,500,000	FHLB, 2.25%, 4/13/12	2,534
1,650,000	FHLMC, 1.625%, 4/26/11	1,665
2,000,000	FHLMC, 2.125%, 3/23/12	2,024
1,700,000	FHLMC, 4.125%, 9/27/13	1,816
1,000,000	FNMA, 1.75%, 8/10/12	998
1,000,000	FNMA, 2.00%, 1/9/12	1,012

Principal		Value
or Shares	Security Description	(000)

2,250,000	FNMA, 2.50%, 5/15/14	2,224
5,802,000	FNMA, 2.75%, 3/13/14	5,818
700,000	FNMA, 2.875%, 12/11/13	713
4,000,000	FNMA, 4.75%, 11/19/12	4,355

		31,265

U.S. Government Guaranteed (13%)
670,000	Bank of America Corp., 2.10%, 4/30/12	674
1,500,000	Bank of the West, 2.15%, 3/27/12	1,514
1,500,000	Citigroup Funding Inc., 1.25%, 6/3/11	1,500
2,000,000	Citigroup Funding Inc., 2.125%, 7/12/12	2,009
150,000	Goldman Sachs Group Inc., 3.25%, 6/15/12	156
700,000	HSBC USA Inc., 3.125%, 12/16/11	725
700,000	JPMorgan Chase & Co., 2.20%, 6/15/12	706
185,000	JPMorgan Chase & Co., 3.125%, 12/1/11	192
375,000	Morgan Stanley, 2.25%, 3/13/12	380
1,100,000	State Street Corp., 2.15%, 4/30/12	1,110
1,000,000	US Bancorp, 2.25%, 3/13/12	1,013
950,000	Wells Fargo & Co., 2.125%, 6/15/12	957

		10,936

U.S. Treasury (7%)
1,180,000	U.S. Treasury Note, 1.75%, 11/15/11	1,193
2,000,000	U.S. Treasury Note, 2.00%, 11/30/13	1,979
950,000	U.S. Treasury Note, 2.875%, 1/31/13	983
1,500,000	U.S. Treasury Note, 3.125%, 9/30/13	1,557
500,000	U.S. Treasury Note, 3.375%, 6/30/13	525

		6,237

Total Bonds (Cost-$83,933)		85,075

Investment Company (Cost-$284) (0%)
283,515	Paydenfunds Cash Reserves Money Market Fund *	284

Total (Cost-$84,217) (a) (99%)		85,359
Other Assets, net of Liabilities (1%)		349

Net Assets (100%)		$85,708

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,236
Unrealized depreciation	(94)

Net unrealized appreciation	$1,142

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

22	U.S. Treasury 2 Year Note Future	Sep-09	$4,765	$(30)

Payden GNMA Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Mortgage Backed (132%)
1,690,350	FH 1B3142 ARM, 5.45%, 11/1/36	$1,748
7,928,403	FH 1B4282 ARM, 5.09%, 10/1/38	8,293
8,348,126	FH 1J1279 ARM, 5.83%, 4/1/36	8,672
338,313	FH 780444 ARM, 4.25%, 3/1/33	338
1,035,850	FH 782784 ARM, 4.40%, 10/1/34	1,056
3,386,955	FH 847228 ARM, 5.18%, 1/1/34	3,477
8,332,336	FH 848111 ARM, 4.488%, 9/1/37	8,580
9,288,094	FH 849257 ARM, 5.18%, 1/1/36	9,691
7,929,483	FN 03-73 HF, 0.73%, 1/25/31	7,799
8,947,862	FN 745551 30YR, 4.30%, 2/1/36	9,270
4,689,343	FN 832100 ARM, 4.846%, 7/1/35	4,866
2,964,096	FN 889207 ARM, 4.22%, 4/1/37	3,071
11,141,446	FN 995533 ARM, 5.25%, 1/1/37	11,644
690,665	FNR 03-37 QK, 4.00%, 7/25/27	693
3,070,089	FNR 06-101 FE, 0.53%, 10/25/36	2,969
1,624,179	FNR 06-27 BF, 0.58%, 4/25/36	1,580
4,006,140	FNW 04-W2 4A, 5.37%, 2/25/44	4,174
308,785	G2 2591 30YR, 7.00%, 5/20/28	338
4,902,803	G2 3415 30YR, 5.50%, 7/20/33	5,115
3,474,294	G2 3515 30YR, 5.50%, 2/20/34	3,622
5,645,071	G2 3584 30YR, 6.00%, 7/20/34	5,963
3,972,182	G2 3599 30YR, 6.50%, 8/20/34	4,235
2,280,403	G2 3711 30YR, 5.50%, 5/20/35	2,377
6,537,708	G2 3747 30YR, 5.00%, 8/20/35	6,722
4,665,491	G2 3772 30YR, 5.00%, 10/20/35	4,797
6,770,218	G2 3785 30YR, 5.00%, 11/20/35	6,961
3,278,680	G2 3805 30YR, 5.00%, 1/20/36	3,370
2,352,239	G2 3891 30YR, 6.50%, 8/20/36	2,506
1,746,261	G2 3941 30YR, 6.00%, 1/20/37	1,837
8,385,378	G2 4083 30YR, 5.00%, 2/20/38	8,626
3,415,542	G2 4196 30YR, 6.50%, 7/20/38	3,632
1,605,325	G2 4223 30YR, 6.50%, 8/20/38	1,707
8,619,009	G2 4315 30YR, 5.50%, 12/20/38	8,982
9,951,703	G2 701705 30YR, 5.00%, 2/20/39	10,213
13,226,490	G2 713314 30YR, 6.00%, 3/20/39	13,889
906,668	G2 80013 ARM, 4.125%, 11/20/26	921
834,987	G2 80029 ARM, 4.375%, 1/20/27	849
420,534	G2 8006 ARM, 4.62%, 7/20/22	430
704,041	G2 80134 ARM, 4.125%, 11/20/27	713
196,344	G2 80346 ARM, 4.125%, 11/20/29	199
1,806,864	G2 8041 ARM, 4.62%, 8/20/22	1,850
423,803	G2 80507 ARM, 5.375%, 4/20/31	436
326,996	G2 80579 ARM, 4.00%, 2/20/32	331
2,220,207	G2 80611 ARM, 5.375%, 6/20/32	2,282
435,259	G2 80612 ARM, 5.50%, 6/20/32	450
248,256	G2 8062 ARM, 4.125%, 10/20/22	252

Principal		Value
or Shares	Security Description	(000)

730,224	G2 80826 ARM, 4.50%, 2/20/34	743
140,793	G2 80932 ARM, 5.00%, 6/20/34	144
154,398	G2 80934 ARM, 5.50%, 6/20/34	159
1,134,431	G2 81018 ARM, 4.62%, 8/20/34	1,159
313,455	G2 81019 ARM, 5.125%, 8/20/34	322
87,017	G2 81044 ARM, 4.625%, 8/20/34	89
230,389	G2 8121 ARM, 4.375%, 1/20/23	234
341,033	G2 81402 ARM, 5.00%, 7/20/35	348
199,061	G2 81405 ARM, 5.125%, 7/20/35	205
139,234	G2 81696 ARM, 4.50%, 6/20/36	142
1,006,351	G2 81938 30YR, 3.625%, 7/20/37	1,017
7,283,232	G2 82158 ARM, 4.50%, 9/20/38	7,470
3,558,107	G2 82245 30YR, 5.00%, 12/20/38	3,622
320,350	G2 8228 ARM, 4.62%, 7/20/23	328
271,581	G2 8301 ARM, 4.125%, 10/20/23	275
315,482	G2 8339 ARM, 4.125%, 12/20/23	319
317,420	G2 8595 ARM, 4.375%, 2/20/25	324
197,611	G2 8855 ARM, 4.125%, 10/20/21	201
211,602	G2 8867 ARM, 4.125%, 11/20/21	215
2,692,719	G2 8991 ARM, 4.125%, 10/20/26	2,730
6,363,419	GN 455989 15YR, 5.00%, 7/15/26	6,705
558,662	GN 582100 30YR, 7.50%, 4/15/32	625
12,718,712	GN 591062 30YR, 5.50%, 2/15/35	13,253
2,912,083	GN 603068 30YR, 5.00%, 8/15/33	3,008
1,127,317	GN 604580 30YR, 5.00%, 8/15/33	1,160
2,658,602	GN 605099 30YR, 5.50%, 3/15/34	2,779
3,615,163	GN 605301 30YR, 5.50%, 7/15/34	3,767
1,858,531	GN 615263 30YR, 6.00%, 6/15/33	1,954
4,525,456	GN 616826 30YR, 5.50%, 1/15/35	4,725
6,952,347	GN 630057 30YR, 5.13%, 4/15/48	7,196
4,041,386	GN 636086 30YR, 5.00%, 1/15/35	4,158
630,746	GN 658144 15YR, 6.50% 10/15/21	675
755,753	GN 658148 15YR, 6.50% 11/15/21	809
647,357	GN 658252 30YR, 6.00%, 1/15/37	681
2,048,221	GN 658475 30YR, 6.00%, 1/15/37	2,154
2,982,638	GN 670403 30YR, 6.50%, 2/15/38	3,178
2,504,211	GN 676717 30YR, 6.00%, 2/15/38	2,633
11,742,101	GN 677101 30YR, 5.50%, 7/15/38	12,235
8,415,687	GN 677105 30YR, 6.00%, 7/15/38	8,849
5,028,258	GN 677318 30YR, 6.00%, 9/15/38	5,287
1,730,001	GN 677378 30YR, 7.00%, 10/15/38	1,867
1,259,130	GN 683733 30YR, 5.50%, 3/15/38	1,312
2,076,357	GN 690008 30YR, 7.00%, 10/15/38	2,240
9,575,148	GN 692307 30YR, 5.50%, 1/15/39	9,977
8,573,909	GN 693184 30YR, 6.00%, 10/15/38	9,015
5,250,480	GN 693553 30YR, 6.00%, 7/15/38	5,521
5,084,614	GN 693559 30YR, 6.00%, 7/15/38	5,346
4,970,666	GN 693570 30YR, 6.00%, 7/15/38	5,227
5,372,450	GN 694412 30YR, 6.00%, 9/15/38	5,649
2,241,098	GN 697066 30YR, 5.00%, 3/15/39	2,301
2,230,705	GN 697587 30YR, 6.00%, 11/15/38	2,346
1,839,828	GN 697707 30YR, 6.00%, 12/15/38	1,935

Principal		Value
or Shares	Security Description	(000)

11,806,380	GN 697826 30YR, 5.50%, 2/15/39	12,302
10,025,666	GN 697858 30YR, 6.00%, 2/15/39	10,542
9,559,628	GN 698011 30YR, 5.50%, 1/15/39	9,961
10,434,884	GN 698035 30YR, 6.00%, 1/15/39	10,972
1,951,617	GN 698571 30YR 6.00%, 11/15/38	2,052
6,739,749	GN 698606 30YR, 6.00%, 11/15/38	7,087
3,001,089	GN 698611 30YR, 6.00%, 11/15/38	3,156
2,789,065	GN 698631 30YR, 6.00%, 11/15/38	2,933
7,533,358	GN 699315 30YR, 5.50%, 10/15/38	7,850
6,370,362	GN 700753 30YR, 6.50%, 10/15/38	6,787
2,858,369	GN 700912 30YR, 7.00%, 11/15/38	3,084
6,323,204	GN 700917 30YR, 5.00%, 11/15/38	6,506
6,731,655	GN 701586 30YR, 5.50%, 1/15/39	7,014
1,514,239	GN 702550 30YR, 6.00%, 11/15/38	1,592
7,681,999	GN 704067 30YR, 6.50%, 12/15/38	8,184
10,477,975	GN 704143 30YR, 6.50%, 12/15/38	11,163
10,681,804	GN 704489 30YR, 5.50%, 4/15/39	11,130
3,980,820	GN 705675 30YR, 6.00%, 12/15/38	4,186
6,564,634	GN 705715 30YR, 6.00%, 1/15/39	6,903
2,823,970	GN 705983 30YR, 6.50%, 1/15/39	3,009
104,736	GN 780619 15YR, 7.00%, 8/15/12	111
6,128	GN 780853 15YR, 9.00%, 1/15/10	6
544,968	GN 781324 30YR, 7.00%, 7/15/31	600
391,269	GN 781445 30YR, 8.00%, 11/15/31	444
1,769,046	GN 781527 30YR, 6.00%, 11/15/32	1,861
3,003,221	GN 781810 30YR, 5.50%, 10/15/34	3,129
11,313,733	GN 781958 30YR, 5.00%, 7/15/35	11,641
8,814,841	GN 782272 30YR, 5.50%, 2/15/38	9,185
3,765,474	GN 782337 30YR, 5.50%, 6/15/38	3,925
3,107,228	GN 782475 30YR, 6.00%, 11/15/38	3,267
5,000,000	GNMA 4.00%, 30YR TBA (b)	4,900
25,000,000	GNMA 4.50%, 30YR TBA (b)	25,188
4,782,801	GNMA, 0.00%, 9/16/34	4,067
1,590,579	GNR 00-22 FG, 0.48%, 5/16/30	1,583
278,315	GNR 00-26 DF, 0.68%, 9/20/30	274
717,738	GNR 00-26 FA, 0.83%, 9/20/30	712
759,475	GNR 00-9 FG, 0.88%, 2/16/30	760
413,716	GNR 00-9 FH, 0.78%, 2/16/30	414
583,677	GNR 01-11 FB, 0.53%, 9/17/29	572
887,193	GNR 01-19 F, 0.78%, 5/16/31	866
392,390	GNR 01-26 F, 0.63%, 5/16/31	386
89,698	GNR 01-33 F, 0.73%, 7/20/31	88
4,914,502	GNR 01-47 FA, 0.68%, 9/16/31	4,925
2,245,951	GNR 01-59 FA, 0.68%, 11/16/24	2,221
1,080,097	GNR 02-11 FJ, 0.78%, 2/20/32	1,073
1,222,143	GNR 02-13 FA, 0.78%, 2/16/32	1,226
499,397	GNR 02-24 FA, 0.78%, 4/16/32	500
369,547	GNR 02-4 FY, 0.73%, 1/16/32	367
578,640	GNR 02-41 HF, 0.68%, 6/16/32	567
2,952,582	GNR 02-48 FT, 0.48%, 12/16/26	2,941
2,836,425	GNR 02-72 FA, 0.68%, 10/20/32	2,773
4,849,457	GNR 02-76 F, 0.48%, 1/16/31	4,830

Principal		Value
or Shares	Security Description	(000)

529,738	GNR 02-76 FY, 0.58%, 12/16/26	517
139,904	GNR 03-15 EG, 4.50%, 5/20/30	140
2,910,615	GNR 03-35 CF, 0.58%, 3/16/33	2,838
2,508,606	GNR 04-59 FH, 0.53%, 8/16/34	2,472
8,000,000	GNR 04-80 FM, 0.58%, 7/20/34	7,784
1,688,630	GNR 06-47 FA, 0.48%, 8/16/36	1,634
1,440,682	GNR 06-62 FB, 0.44%, 11/20/36	1,407
11,852,399	GNR 07-51 JF, 0.53%, 6/20/37	11,550
1,435,277	GNR 07-59 FJ, 0.58%, 7/20/37	1,403
6,132,911	GNR 08-67 UF, 0.73%, 6/20/38	6,151
407,353	GNR 08-72 EF, 1.13%, 3/20/34	403
1,441,481	GNR 97-13 F, 0.81%, 9/16/27	1,426
1,155,375	GNR 99-40 FE, 0.83%, 11/16/29	1,156
1,162,219	GNR 99-40 FK, 0.83%, 11/16/29	1,153
528,461	GNR 99-43 FA, 0.73%, 11/16/29	528
1,480,253	GNR 99-45 FC, 0.68%, 12/16/29	1,477
1,776,304	GNR 99-45 FH, 0.73%, 12/16/29	1,774
63,450,000	GNSF 5.00%, 30YR TBA (b)	65,145
99,950,000	GNSF 5.50%, 30YR TBA (b)	103,964

Total Mortgage Backed Bonds (Cost-$784,811)		794,876

Investment Company (Cost-$7,743) (1%)
7,743,468	Paydenfunds Cash Reserves Money Market Fund *	7,743

Total (Cost-$792,554) (a) (133%)		802,619
Liabilities in excess of Other Assets (-33%)		(198,949)

Net Assets (100%)		$603,670

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$11,608
Unrealized depreciation	(1,543)

Net unrealized appreciation	$10,065

(b)	Security purchased on a delayed delivery basis.

Payden Core Bond Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (100%)
Asset Backed (1%)
109,761	Capital Auto Receivables Asset Trust, 0.34%, 7/15/10	$110
181,154	Chase Funding Mortgage Loan, 0.94%, 11/25/32	143
166,905	Landmark Mortgage Securities PLC, 2.03%, 6/17/38	201
3,080,921	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	2,905
221,748	Sequoia Mortgage Trust, 0.68%, 10/20/27	193
70,766	Structured Asset Investment Loan Trust, 0.78%, 9/25/34	53
230,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	162

		3,767

Corporate (46%)
1,654,000	3M Co., 4.375%, 8/15/13	1,768
730,000	Abbott Laboratories, 5.125%, 4/1/19	773
1,795,000	Abbott Laboratories, 5.875%, 5/15/16	1,987
1,927,000	Aetna Inc., 5.75%, 6/15/11	2,022
654,000	American Electric Power, 5.375%, 3/15/10	668
1,042,000	Anadarko Finance Co., 6.75%, 5/1/11	1,106
703,000	Anadarko Finance Co., 7.50%, 5/1/31	759
1,055,000	Anadarko Petroleum Corp., 7.625%, 3/14/14	1,187
1,940,000	ArcelorMittal, 5.375%, 6/1/13	1,982
2,392,000	Astrazeneca PLC, 5.40%, 9/15/12	2,622
4,165,000	AT&T Wireless, 8.125%, 5/1/12	4,731
879,000	AT&T Wireless, 8.75%, 3/1/31	1,151
850,000	Bank of America Corp., 4.25%, 10/1/10	864
1,510,000	Bank of America Corp., 5.75%, 12/1/17	1,452
685,000	Bank of America Corp., 7.625%, 6/1/19	744
1,230,000	Bank of New York Mellon, 4.95%, 11/1/12	1,316
1,810,000	Barclays Bank PLC, 5.20%, 7/10/14	1,879
1,150,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	1,154
1,085,000	BHP Finance USA, 5.25%, 12/15/15	1,141
774,000	Boston Properties Inc., 6.25%, 1/15/13	774
1,930,000	Bottling Group LLC, 6.95%, 3/15/14	2,244
703,000	BP Capital Markets PLC, 3.125%, 3/10/12	723
1,900,000	BP Capital Markets PLC, 5.25%, 11/7/13	2,084
852,000	Burlington North Santa Fe, 5.65%, 5/1/17	893
1,020,000	Canadian National Resources, 4.90%, 12/1/14	1,059
1,475,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13	1,492
1,382,000	Chevron Corp., 3.95%, 3/3/14	1,442
1,540,000	Cincinnati Gas & Electric Co., 5.70%, 9/15/12	1,681
1,160,000	Cisco Systems Inc., 5.25%, 2/22/11	1,228
1,275,000	Cisco Systems Inc., 5.90%, 2/15/39	1,360
1,425,000	CME Group Inc., 5.40%, 8/1/13	1,526
675,000	Coca-Cola Enterprises, 7.375%, 3/3/14	787
155,000	Comcast Corp., 5.70%, 5/15/18	165
3,195,000	Comcast Corp., 6.50%, 1/15/17	3,526
1,175,000	Conoco Funding Co., 6.35%, 10/15/11	1,289
1,993,000	Conoco Inc., 6.95%, 4/15/29	2,261
1,707,000	Costco Wholesale Corp., 5.50%, 3/15/17	1,825
1,828,000	Cox Communications Inc., 5.45%, 12/15/14	1,930
1,444,000	Credit Suisse First Boston, 6.125%, 11/15/11	1,553
1,120,000	CSX Corp., 5.60%, 5/1/17	1,132
1,672,000	CVS Caremark Corp., 5.75%, 8/15/11	1,776
1,724,000	DaimlerChrysler NA Holding Corp., 5.75%, 9/8/11	1,778
2,250,000	Delhaize America Inc., 9.00%, 4/15/31	2,823
1,210,000	Deutsche Bank AG London, 4.875%, 5/20/13	1,265
1,700,000	Deutsche Telekom International Finance, 4.875%, 7/8/14	1,767
1,328,000	Deutsche Telekom, 8.50%, 6/15/10	1,399
1,235,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	1,350
361,000	Dominion Resources Inc., 8.875%, 1/15/19	455

Principal		Value
or Shares	Security Description	(000)

1,558,000	Dr. Pepper Snapple Group, 6.82%, 5/1/18	1,725
1,135,000	E.I. DU Pont DE Nemours, 6.00%, 7/15/18	1,257
930,000	Electronic Data Systems, 6.00%, 8/1/13	1,024
1,740,000	Eli Lilly & Co., 5.20%, 3/15/17	1,834
1,125,000	Encana Corp., 6.50%, 8/15/34	1,225
1,673,000	Enterprise Products, 5.60%, 10/15/14	1,785
2,465,000	Exelon Corp., 4.90%, 6/15/15	2,467
1,040,000	Export-Import Bank of Korea, 5.875%, 1/14/15	1,050
426,000	Express Scripts Inc., 7.25%, 6/15/19	492
1,895,000	Fiserv Inc., 6.125%, 11/20/12	2,023
744,000	FPL Group Capital Inc., 6.00%, 3/1/19	822
1,030,000	France Telecom, 8.50%, 3/1/31	1,402
1,890,000	General Mills Inc., 6.00%, 2/15/12	2,045
1,395,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	1,482
1,250,000	GlaxoSmithKline Capital Inc., 5.65%, 5/15/18	1,359
1,335,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	1,448
1,750,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	1,873
1,121,000	Hewlett-Packard Co., 4.50%, 3/1/13	1,189
1,295,000	IBM Corp., 5.88%, 11/29/32	1,382
1,350,000	Ingersoll-Rand Finance I, 6.00%, 8/15/13	1,380
1,020,000	Intuit Inc., 5.75%, 3/15/17	981
1,202,000	John Deere Capital Corp., 7.00%, 3/15/12	1,334
1,615,000	JPMorgan Chase & Co., 5.60%, 6/1/11	1,707
1,362,000	JPMorgan Chase & Co., 6.30%, 4/23/19	1,482
700,000	KazMunaiGaz Finance Sub., 8.375%, 7/2/13	665
2,295,000	Kellogg Co., 5.125%, 12/3/12	2,478
863,000	Kellogg Co., 6.60%, 4/1/11	929
953,000	Keyspan Corp., 7.625%, 11/15/10	1,012
2,585,000	Kinder Morgan Energy Partners, 5.95%, 2/15/18	2,689
565,000	Kroger Co., 6.75%, 4/15/12	618
1,040,000	Kroger Co., 7.50%, 1/15/14	1,185
1,240,000	Kroger Co., 7.50%, 4/1/31	1,482
1,264,000	Lockheed Martin Corp., 6.15%, 9/1/36	1,380
1,290,000	Marathon Oil Corp., 5.90%, 3/15/18	1,333
603,000	McDonald’s Corp., 5.00%, 2/1/19	630
1,281,000	McKesson HBOC, Inc., 5.25%, 3/1/13	1,332
1,190,000	Medco Health Solutions, 7.25%, 8/15/13	1,315
1,452,000	Merck & Co. Inc., 5.00%, 6/30/19	1,511
1,470,000	Merrill Lynch and Co., 6.875%, 4/25/18	1,484
1,025,000	MetLife Inc., 6.75%, 6/1/16	1,104
2,218,000	Microsoft Corp., 4.20%, 6/1/19	2,242
925,000	Microsoft Corp., 5.20%, 6/1/39	933
2,066,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	2,202
1,995,000	Morgan Stanley, 6.60%, 4/1/12	2,124
1,100,000	Morgan Stanley, 9.625%, 3/1/13	1,195
1,975,000	News America Inc., 6.65%, 11/15/37	2,053
1,735,000	NYSE Euronext, 4.80%, 6/28/13	1,816
1,305,000	Oracle Corp., 5.75%, 4/15/18	1,438
1,409,000	Pacific Gas & Electric, 6.05%, 3/1/34	1,534
1,250,000	Pepsico Inc., 4.65%, 2/15/13	1,321
1,405,000	Petro-Canada, 6.05%, 5/15/18	1,451
2,060,000	Petronas Capital Ltd., 7.875%, 5/22/22	2,528
1,350,000	Pfizer Inc., 6.20%, 3/15/19	1,530
1,415,000	Prudential Financial Inc., 7.375%, 6/15/19	1,502
1,140,000	QTEL International Finance 144A, 6.50%, 6/10/14 (b)	1,203
1,000,000	Ras Laffan LNG 144A, 5.50%, 9/30/14 (b)	1,027

Principal		Value
or Shares	Security Description	(000)

2,900,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	3,074
970,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	1,018
1,415,000	Rogers Communications, 6.80%, 8/15/18	1,623
1,140,000	Russia Agricultural Bank 144A, 9.00%, 6/11/14 (b)	1,221
1,207,000	Safeway Inc., 7.25%, 2/1/31	1,421
1,140,000	Simon Property Group Inc., 6.125%, 5/30/18	1,080
1,210,000	Simon Property Group LP, 5.75%, 5/1/12	1,235
1,480,000	Telecom Italia Capital, 4.875%, 10/1/10	1,511
1,769,000	Telecom Italia Capital, 6.00%, 9/30/34	1,661
815,000	Telecom Italia Capital, 6.175%, 6/18/14	876
840,000	Telefonica Emisiones SAU, 4.949%, 1/15/15	894
1,895,000	Telefonica Emisiones SAU, 6.22%, 7/3/17	2,107
1,205,000	Textron Financial Corp., 4.60%, 5/3/10	1,161
1,400,000	Time Warner Cable Inc., 6.55%, 5/1/37	1,499
1,425,000	Time Warner Cable Inc., 6.75%, 6/15/39	1,547
739,000	Time Warner Cable Inc., 7.50%, 4/1/14	843
1,111,000	Time Warner Entertainment, 8.375%, 7/15/33	1,355
1,103,000	Time Warner Inc., 5.50%, 11/15/11	1,169
1,160,000	Trans-Canada Pipelines, 7.25%, 8/15/38	1,415
1,163,000	Unilever Capital Corp., 7.125%, 11/1/10	1,239
1,370,000	Union Pacific Corp., 6.65%, 1/15/11	1,437
2,460,000	United Technologies Corp. 4.875%, 5/1/15	2,621
1,235,000	UnitedHealth Group Inc., 5.25%, 3/15/11	1,278
1,168,000	UnitedHealth Group Inc., 5.375%, 3/15/16	1,152
995,000	US Bancorp, 4.20%, 5/15/14	1,017
496,000	Vale Overseas Ltd., 6.88%, 11/21/36	503
2,502,000	Valero Energy Corp., 6.875%, 4/15/12	2,693
1,210,000	Veolia Environnement, 5.25%, 6/3/13	1,260
1,290,000	Verizon Communications, 5.25%, 4/15/13	1,384
1,590,000	Verizon Communications, 6.35%, 4/1/19	1,795
965,000	Verizon Communications, 8.75%, 11/1/18	1,236
870,000	Verizon Wireless 144A, 7.375%, 11/15/13 (b)	1,002
1,168,000	Vodafone Group PLC, 4.15%, 6/10/14	1,192
724,000	Vodafone Group PLC, 5.45%, 6/10/19	759
1,195,000	Vodafone Group PLC, 6.15%, 2/27/37	1,279
1,570,000	Wal-Mart Stores Inc., 6.50%, 8/15/37	1,829
1,571,000	Walgreen Co., 4.875%, 8/1/13	1,670
1,175,000	Walgreen Co., 5.25%, 1/15/19	1,249
1,337,000	Waste Management Inc., 7.75%, 5/15/32	1,544
1,620,000	WellPoint Inc., 5.85%, 1/15/36	1,442
735,000	Wells Fargo & Co., 4.375%, 1/31/13	753
730,000	Wells Fargo & Co., 5.625%, 12/11/17	742
1,760,000	Western Union Co., 5.93%, 10/1/16	1,832
2,301,000	Wyeth, 5.50%, 2/1/14	2,512
1,255,000	Xerox Corp., 5.50%, 5/15/12	1,322
1,295,000	XTO Energy Inc., 5.50%, 6/15/18	1,353

		219,712

Foreign Government (4%)
517,273	Croatia, 1.75%, 7/31/10	509
1,130,000	Malaysia, 7.50%, 7/15/11	1,243
8,700,000	Nota Do Tesouro Nacional, 10.00%, 1/1/12	4,533
2,400,000	Republic of Brazil, 6.00%, 1/17/17	2,504
590,000	Republic of Chile, 5.50%, 1/15/13	642
1,962,000	Republic of Korea, 4.875%, 9/22/14	1,977
1,250,000	Republic of Poland, 5.00%, 10/19/15	1,260
842,000	Republic of Poland, 6.25%, 7/3/12	901
1,360,000	Republic of Poland, 6.375%, 7/15/19	1,415
1,036,000	State of Israel, 5.50%, 11/9/16	1,096
1,010,000	United Mexican States, 6.375%, 1/16/13	1,103
1,125,000	United Mexican States, 6.75%, 9/27/34	1,164
1,323,000	United Mexican States, 9.875%, 2/1/10	1,385

		19,732

Principal		Value
or Shares	Security Description	(000)

Municipal (0%)
1,495,000	California State, 7.55%, 4/1/39	1,547
Mortgage Backed (39%)
250,000	Arkle Master Issuer Plc 144A, 1.23%, 2/17/52 (b)	230
9,461	Bear Stearns Mortgage Trust, 4.18%, 4/25/33	9
233,050	Business Mortgage Finance PLC, 2.26%, 8/15/45	276
8,467,673	FGLMC G02252, 5.50%, 7/1/36	8,785
18,511,307	FHLMC G02385, 6.00%, 11/1/36	19,420
94,619	First Republic Mortgage Loan Trust, 0.68%, 11/15/32	81
13,598,186	FN 254766, 5.00%, 6/1/33	13,984
3,149,499	FN 745418 ARM, 5.50%, 4/1/36	3,267
12,548,810	FN 888823, 5.50%, 3/1/37	13,027
7,212,110	FN 905759 ARM, 5.88%, 12/1/36	7,596
1,107,608	FNMA 670385, 6.50%, 9/1/32	1,195
4,346,686	FNMA 725423, 5.50%, 5/1/34	4,525
3,512,704	FNMA 725424, 5.50%, 4/1/34	3,643
2,929,502	FNMA 725425, 5.50%, 4/1/34	3,047
12,232,720	FNMA 739821, 5.00%, 9/1/33	12,571
2,838,427	FNW 04-W2 4A, 5.37%, 2/25/44	2,957
10,162,050	G2 4040 30YR, 6.50%, 10/20/37	10,808
3,250,717	GN 677105 30YR, 6.00%, 7/15/38	3,418
7,853,438	GN 697858 30YR, 6.00%, 2/15/39	8,258
11,244,027	GN 698011 30YR, 5.50%, 1/15/39	11,716
18,191,482	GN 698035 30YR, 6.00%, 1/15/39	19,128
27,110,000	GNSF 5.50%, 30YR TBA (c)	28,199
250,000	Grace Church Mortgage Financing PLC 144A, 1.17%, 11/20/56 (b)	213
300,000	Granite Master Trust PLC, 0.71%, 12/17/54	42
272,693	Harborview Mortgage Loan Trust, 5.14%, 1/19/35	168
170,116	Mellon Residential Funding Corp., 0.71%, 8/15/32	158
243,207	MLCC Mortgage Investors, Inc., 3.80%, 8/25/29	228
99,322	Morgan Stanley Mortgage Loan Trust, 4.13%, 7/25/34	83
37,874	Option One Mortgage Loan Trust, 1.41%, 2/25/32	18
200,000	Permanent Master Issuer Plc, 0.90%, 7/17/42	189
6,500,000	Prime Mortgage Trust, 6.00%, 3/25/37	2,232
1,008,401	Structured Asset Mortgage Investments Inc., 3.97%, 5/25/36	413
182,053	Structured Asset Mortgage Investments Inc., 4.29%, 2/19/35	132
201,257	Structured Asset Mortgage Investments Inc., 5.28%, 7/25/32	186
38,509	Structured Asset Securities Corp., 3.99%, 8/25/32	38
3,557,523	Thornburg Mortgage Securities Trust, 0.65%, 9/25/34	2,996
195,905	Washington Mutual, 0.98%, 6/25/44	113
7,660,000	Washington Mutual, 5.24%, 1/25/36	4,596

		187,945

Supranational (1%)
1,260,000	European Investment Bank, 4.625%, 5/15/14	1,346
2,720,000	European Investment Bank, 5.00%, 2/8/10	2,786
630,000	European Investment Bank, 5.125%, 9/13/16	682
1,120,000	Intl Bk Recon & Develop, 5.00%, 4/1/16	1,220

		6,034

U.S. Government Agency (4%)
630,000	FHLB, 4.00%, 9/6/13	669
8,000,000	FHLB Disc Note, 0.15%, 8/21/09 (d)	7,999
10,000,000	FHLMC, 3.75%, 3/27/19	9,954
2,135,000	FNMA, 2.75%, 3/13/14	2,141

		20,763

U.S. Treasury (2%)
1,400,000	U.S. Treasury Note, 1.125%, 6/30/11	1,402
1,431,000	U.S. Treasury Note, 2.75%, 2/15/19	1,345
2,316,000	U.S. Treasury Note, 3.125%, 5/15/19	2,245
900,000	U.S. Treasury Note, 3.125%, 8/31/13	935
650,000	U.S. Treasury Note, 3.875%, 10/31/12	695
1,400,000	U.S. Treasury Note, 4.25%, 5/15/39	1,386
23,000	U.S. Treasury Note, 4.63%, 12/31/11	25
364,000	U.S. Treasury Note, 5.00%, 8/15/11	393

		8,426

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (3%)
15,576,750	U.S. Treasury Inflation Indexed, 0.875%, 4/15/10	15,630

Total Bonds (Cost-$472,545)		483,556

Investment Company (Cost-$22,001) (5%)
22,000,660	Paydenfunds Cash Reserves Money Market Fund *	22,001

Total (Cost-$494,546) (a) (105%)		505,557
Liabilities in excess of Other Assets (-5%)		(22,706)

Net Assets (100%)		$482,851

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$20,211
Unrealized depreciation	(9,200)

Net unrealized appreciation	$11,011

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
9/22/2009	Euro (Buy 2,340)	1.4177	$3,317	$16
10/14/2009	Israeli Shekel (Buy 4,703)	3.7732	1,246	64
9/30/2009	South Korean Won (Buy 1,172,000)	1,224.6767	957	10

				$90

Liabilities:
8/13/2009	Brazilian Real (Sell 4,264)	1.8773	$2,271	$(134)
8/11/2009	British Pound (Sell 281)	1.6575	466	(15)
9/8/2009	Japanese Yen (Buy 358,300)	95.1420	3,766	(17)

				$(166)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

94	Euro-Bond Future	Sep-09	$16,262	$122
404	Euro-Schatz Future	Sep-09	61,944	(133)
272	U.S. Treasury 2 Year Note Future	Sep-09	58,909	118

				$107

Payden Corporate Bond Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Corporate (96%)
Consumer Non-Cyclicals (12%)
300,000	Anheuser-Bush 144A, 7.75%, 1/15/19 (b)	$351
220,000	Coca-Cola Enterprises, 7.375%, 3/3/14	256
240,000	Costco Wholesale Corp., 5.50%, 3/15/17	257
240,000	CVS Caremark Corp., 5.75%, 8/15/11	255
315,000	Dr. Pepper Snapple Group, 6.82%, 5/1/18	349
240,000	General Mills Inc., 6.00%, 2/15/12	260
50,000	Kellogg Co., 4.45%, 5/30/16	51
260,000	Kellogg Co., 5.125%, 12/3/12	281
240,000	McDonald’s Corp., 5.00%, 2/1/19	251
235,000	Pepsico Inc., 4.65%, 2/15/13	248
335,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	351
120,000	Roche Holdings Inc. 144A, 7.00%, 3/1/39 (b)	147
230,000	Target Corp., 6.00%, 1/15/18	251
305,000	Wal-Mart Stores Inc., 5.25%, 9/1/35	300
240,000	Walgreen Co., 4.875%, 8/1/13	255
150,000	YUM! Brands Inc., 6.25%, 3/15/18	159

		4,022

Energy (20%)
255,000	Anadarko Petroleum Corp., 7.625%, 3/14/14	287
275,000	Canadian National Resources, 4.90%, 12/1/14	286
250,000	Chevron Corp., 3.95%, 3/3/14	261
270,000	ConocoPhillips, 5.75%, 2/1/19	296
260,000	Duke Energy Corp., 6.30%, 2/1/14	286
325,000	Encana Corp., 6.50%, 8/15/34	354
265,000	Enterprise Products, 5.60%, 10/15/14	283
290,000	Exelon Corp., 4.90%, 6/15/15	290
515,000	General Electric Capital Corp., 5.625%, 5/1/18	521
295,000	Kinder Morgan Energy Partners, 5.95%, 2/15/18	307
230,000	Kroger Co., 7.50%, 1/15/14	262
280,000	Marathon Oil Corp., 5.90%, 3/15/18	289
250,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	266
240,000	Nexen Inc., 7.50%, 7/30/39	258
270,000	Pacific Gas & Electric, 6.05%, 3/1/34	294
290,000	Petro-Canada, 6.05%, 5/15/18	299
250,000	Ras Laffan LNG 144A, 4.50%, 9/30/12 (b)	255
225,000	Sempra Energy, 9.80%, 2/15/19	287
50,000	Southern California Edison, 5.95%, 2/1/38	55
60,000	Trans-Canada Pipelines, 4.875%, 1/15/15	61
110,000	Trans-Canada Pipelines, 7.625%, 1/15/39	140
205,000	Vale Overseas Ltd., 6.25%, 1/11/16	219
250,000	Valero Energy Corp., 6.875%, 4/15/12	269
125,000	Waste Management Inc., 7.75%, 5/15/32	144
270,000	XTO Energy Inc., 5.50%, 6/15/18	282

		6,551

Financial (30%)
125,000	Allstate Corp., 6.20%, 5/16/14	134
250,000	American Express Co., 8.125%, 5/20/19	277
135,000	Bank of America Corp., 5.75%, 12/1/17	130
195,000	Bank of America Corp., 7.375%, 5/15/14	213
420,000	Bank of America Corp., 7.625%, 6/1/19	456

Principal		Value
or Shares	Security Description	(000)

150,000	Barclays Bank PLC, 5.20%, 7/10/14	156
240,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	241
270,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	294
230,000	BP Capital Markets PLC, 5.25%, 11/7/13	252
145,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13	147
240,000	CME Group Inc., 5.40%, 8/1/13	257
230,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	251
270,000	Diageo Capital PLC, 5.20%, 1/30/13	286
250,000	Fiserv Inc., 6.125%, 11/20/12	267
250,000	FPL Group Capital Inc., 6.00%, 3/1/19	276
250,000	Gazprom, 7.288%, 8/16/37	198
345,000	General Electric Capital Corp., 5.875%, 1/14/38	300
240,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	255
436,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	473
265,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	284
165,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	167
245,000	JPMorgan Chase & Co., 6.30%, 4/23/19	267
125,000	JPMorgan Chase & Co., 6.40%, 5/15/38	136
150,000	KazMunaiGaz Finance Sub., 8.375%, 7/2/13	143
350,000	Macquarie Group Ltd. 144A, 7.30%, 8/1/14 (b)	349
210,000	Merrill Lynch & Co., 6.15%, 4/25/13	216
135,000	MetLife Inc., 5.70%, 6/15/35	124
140,000	MetLife Inc., 6.75%, 6/1/16	151
300,000	Morgan Stanley, 6.00%, 5/13/14	321
340,000	Morgan Stanley, 6.60%, 4/1/12	362
250,000	Novartis Securities Investment Ltd., 5.125%, 2/10/19	264
345,000	NYSE Euronext, 4.80%, 6/28/13	361
285,000	Prudential Financial Inc., 7.375%, 6/15/19	303
150,000	QTEL International Finance 144A, 6.50%, 6/10/14 (b)	158
115,000	Reed Elsevier Capital 8.625%, 1/15/19	139
300,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	318
100,000	Russia Agricultural Bank 144A, 9.00%, 6/11/14 (b)	107
125,000	US Bancorp, 4.20%, 5/15/14	128
95,000	Wachovia Corp., 5.50%, 8/1/35	79
250,000	Wachovia Corp., 5.625%, 10/15/16	240
245,000	Wells Fargo & Co., 4.375%, 1/31/13	251
270,000	Wells Fargo & Co., 5.625%, 12/11/17	275

		10,006

Healthcare (5%)
250,000	Abbott Laboratories, 5.125%, 4/1/19	265
240,000	Astrazeneca PLC, 5.40%, 9/15/12	263
135,000	Dow Chemical Co., 7.60%, 5/15/14	147
145,000	Express Scripts Inc., 7.25%, 6/15/19	167
120,000	Merck & Co. Inc., 5.00%, 6/30/19	125
240,000	Oracle Corp., 5.75%, 4/15/18	265
250,000	Pfizer Inc., 7.20%, 3/15/39	315
230,000	WellPoint Inc., 5.00%, 1/15/11	236

		1,783

Industrial (4%)
320,000	Allied Waste N.A., 7.125%, 5/15/16	331
65,000	ArcelorMittal, 9.00%, 2/15/15	72
300,000	DaimlerChrysler NA Holding Corp., 5.75%, 9/8/11	309
195,000	Textron Inc., 5.60%, 12/1/17	162
232,000	Union Pacific Corp., 7.875%, 1/15/19	280

		1,154

Technology (4%)
150,000	Boeing Co., 6.875%, 3/15/39	176
210,000	Dominion Resources Inc., 8.875%, 1/15/19	265

Principal		Value
or Shares	Security Description	(000)

240,000	Electronic Data Systems, 6.00%, 8/1/13	264
90,000	IBM Corp., 5.88%, 11/29/32	96
125,000	Microsoft Corp., 5.20%, 6/1/39	126
285,000	Xerox Corp., 5.50%, 5/15/12	300

		1,227

Telecommunications (20%)
285,000	America Movil SA de CV, 5.50%, 3/1/14	297
265,000	AT&T Inc., 6.55%, 2/15/39	295
245,000	AT&T Wireless, 8.75%, 3/1/31	321
325,000	British Sky Broadcasting 144A, 9.50%, 11/15/18 (b)	407
155,000	CBS Corp., 8.20%, 5/15/14	165
250,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	256
25,000	Cisco Systems Inc., 5.90%, 2/15/39	27
260,000	Comcast Corp., 5.70%, 5/15/18	277
210,000	Comcast Corp., 6.40%, 5/15/38	225
195,000	Cox Communications Inc. 144A, 5.875%, 12/1/16 (b)	203
150,000	Cox Communications Inc., 5.45%, 12/15/14	158
300,000	News America Inc., 6.40%, 12/15/35	300
200,000	Nokia Corp., 5.375%, 5/15/19	209
250,000	Qwest Corp., 7.875%, 9/1/11	256
250,000	Rogers Communications, 6.80%, 8/15/18	287
270,000	Telecom Italia Capital, 4.875%, 10/1/10	276
120,000	Telefonica Emisiones SAU, 4.949%, 1/15/15	128
60,000	Telefonica Emisiones SAU, 7.045%, 6/20/36	72
130,000	Telemar Norte Leste SA 144A, 9.50%, 4/23/19 (b)	148
270,000	Thomson Reuters Corp., 6.50%, 7/15/18	299
250,000	Time Warner Cable Inc., 6.75%, 6/15/39	271
50,000	Time Warner Cable Inc., 7.50%, 4/1/14	57
292,000	Time Warner Entertainment, 8.375%, 7/15/33	356
250,000	Time Warner Inc., 5.50%, 11/15/11	265
200,000	Verizon Communications, 7.75%, 6/15/32	236
135,000	Verizon Global Funding Corp., 5.85%, 9/15/35	138
230,000	Verizon Wireless 144A, 7.375%, 11/15/13 (b)	265
145,000	Vodafone Group PLC, 4.15%, 6/10/14	148
145,000	Vodafone Group PLC, 5.45%, 6/10/19	152
50,000	Vodafone Group PLC, 6.15%, 2/27/37	54

		6,548

Utilities (1%)
35,000	Consolidated Edison Co. of NY, 6.75%, 4/1/38	41
140,000	National Grid PLC, 6.30%, 8/1/16	148
260,000	Veolia Environnement, 5.25%, 6/3/13	271

		460

Total Corporate		31,751

Municipal (1%)
400,000	California State, 7.55%, 4/1/39	414
U.S. Treasury (1%)
320,000	U.S. Treasury Note, 2.625%, 6/30/14	322

Total Bonds (Cost-$29,960)		32,487

Investment Company (Cost-$715) (2%)
715,214	Paydenfunds Cash Reserves Money Market Fund *	715

Total (Cost-$30,675) (a) (100%)		33,202
Other Assets, net of Liabilities (0%)		109

Net Assets (100%)		$33,311

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,529
Unrealized depreciation	(2)

Net unrealized appreciation	$2,527

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden High Income Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (93%)
Asset Backed (0%)
160,111	Long Beach Mortgage Loan Trust, 6.31%, 3/25/33	$41
Corporate (93%)
Consumer Cyclicals (13%)
1,185,000	Acco Brands Corp., 7.625%, 8/15/15	865
440,000	American Achievement Corp. 144A, 8.25%, 4/1/12 (b)	433
1,250,000	Ameristar Casinos Inc. 144A, 9.25%, 6/1/14 (b)	1,294
665,000	Arvinmeritor Inc., 8.75%, 3/1/12	559
500,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	433
1,440,000	Avis Budget Car Rental, 7.625%, 5/15/14	1,116
820,000	Boyd Gaming Corp., 7.75%, 12/15/12	802
2,760,000	Burlington Coat Factory, 11.125%, 4/15/14	2,360
2,605,000	Carrols Corp., 9.00%, 1/15/13	2,533
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17	1,125
2,031,000	D.R. Horton Inc., 5.375%, 6/15/12	1,950
1,450,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	1,535
930,000	Dave & Buster’s Inc., 11.25%, 3/15/14	870
1,485,000	Denny’s Holdings Inc., 10.00%, 10/1/12	1,492
3,630,000	Dollar General Corp., 10.625%, 7/15/15	4,066
1,500,000	Elizabeth Arden Inc., 7.75%, 1/15/14	1,350
3,485,000	Federated Retail Holding, 5.9%, 12/1/16	3,162
5,355,000	Ford Motor Credit Co., 7.00%, 10/1/13	4,793
2,625,000	Gamestop Corp., 8.00%, 10/1/12	2,678
1,495,000	Hertz Corp., 8.875%, 1/1/14	1,446
1,590,000	Host Marriott LP, 7.125%, 11/1/13	1,550
1,235,000	Isle of Capri Casinos, 7.00%, 3/1/14	1,093
1,800,000	Jarden Corp., 8.00%, 5/1/16	1,854
555,000	JC Penney Corp., 5.75%, 2/15/18	508
920,000	KB Home, 6.25%, 6/15/15	837
1,445,000	KB Home, 6.375%, 8/15/11	1,452
635,000	Levi Strauss & Co., 8.875%, 4/1/16	633
2,050,000	Levi Strauss and Co., 9.75%, 1/15/15	2,091
1,775,000	MGM Mirage Inc., 6.75%, 4/1/13	1,362
1,250,000	Michaels Stores Inc., 10.00%, 11/1/14	1,181
855,000	Mohegan Tribal Gaming, 6.125%, 2/15/13	705
1,295,939	Neiman Marcus Group Inc., 9.00%, 10/15/15	965
2,105,000	NPC International, Inc., 9.50%, 5/1/14	2,000
2,035,000	Penn National Gaming Inc., 6.75%, 3/1/15	1,923
1,475,000	Phillips Van-Heusen, 7.25%, 2/15/11	1,488
1,140,000	Pinnacle Entertainment, 7.50%, 6/15/15	1,017
2,750,000	Royal Caribbean Cruises, 6.875%, 12/1/13	2,448
2,645,000	Sally Holdings LLC, 9.25%, 11/15/14	2,738
3,230,000	Sealy Mattress Co., 8.25%, 6/15/14	2,964
1,150,000	Sonic Automotive Inc., 8.625%, 8/15/13	914
1,825,000	Starwood Hotels and Resorts, 7.875%, 10/15/14	1,818
805,000	Toll Brothers Finance Corp., 6.875%, 11/15/12	807
1,200,000	Toll Brothers Finance Corp., 8.91%, 10/15/17	1,272
1,085,000	United Rentals, 6.50%, 2/15/12	1,052
4,075,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	3,800
1,000,000	Yankee Acquisition Corp., 8.50%, 2/15/15	900

		74,234

Consumer Non-Cyclicals (11%)
1,870,000	Albertson’s Inc., 7.50%, 2/15/11	1,907
1,295,000	Albertson’s Inc., 8.00%, 5/1/31	1,133
7,855,000	Alliance One International Inc. 144A, 10.00%, 7/15/16 (b)	7,776
2,215,000	AMC Entertainment Inc. 144A, 8.75%, 6/1/19 (b)	2,193
1,700,000	Anheuser-Bush 144A, 7.75%, 1/15/19 (b)	1,989
1,000,000	Aramark Corp., 3.98%, 2/1/15	875
3,385,000	Aramark Services Inc., 8.50%, 2/1/15	3,427
2,950,000	Constellation Brands Inc., 7.25%, 9/1/16	2,906
2,430,000	Corrections Corporation of America, 6.25%, 3/15/13	2,394
1,800,000	Crown Americas LLC 144A, 7.625%, 5/15/17 (b)	1,841
2,125,000	Dean Foods Co., 7.00%, 6/1/16	2,013

Principal		Value
or Shares	Security Description	(000)

2,205,000	Del Monte Corp., 8.625%, 12/15/12	2,260
385,000	Delhaize America Inc., 9.00%, 4/15/31	483
1,250,000	Delhaize Group, 6.50%, 6/15/17	1,322
750,000	Domtar Corp., 10.75%, 6/1/17	765
1,965,000	Geo Group Inc., 8.25%, 7/15/13	1,945
2,180,000	Great Atlantic & Pacific Tea Co. Inc. 144A, 11.375%, 8/1/15 (b)	2,123
1,905,000	Ingles Markets Inc. 144A, 8.875%, 5/15/17 (b)	1,934
4,270,000	Iron Mountain Inc., 7.75%, 1/15/15	4,227
1,985,000	Jarden Corp., 7.50%, 5/1/17	1,917
2,475,000	Jostens IH Corp., 7.625%, 10/1/12	2,500
1,100,000	Leslie’s Poolmart, 7.75%, 2/1/13	1,075
2,740,000	Pinnacle Foods Finance, 9.25%, 4/1/15	2,617
3,315,000	Smithfield Foods Inc., 8.00%, 10/15/09	3,327
1,900,000	Staples Inc., 9.75%, 1/15/14	2,228
3,155,000	Stater Brothers Holdings, 8.125%, 6/15/12	3,202
635,000	Supervalu Inc., 7.50%, 11/15/14	618
1,525,000	Supervalu Inc., 8.00%, 5/1/16	1,521
2,170,000	Susser Holdings LLC, 10.625%, 12/15/13	2,203
1,605,000	Tyson Foods Inc., 8.25%, 10/1/11	1,664

		66,385

Energy (14%)
2,300,000	Amerigas Partner/Eagle Finance, 7.125%, 5/20/16	2,243
1,970,000	Arch Coal Inc. 144A, 8.75%, 8/1/16 (b)	2,000
1,370,000	Basic Energy Services , 7.125%, 4/15/16	980
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17	296
2,640,000	Chesapeake Energy Corp., 6.875%, 1/15/16	2,495
1,395,000	Chesapeake Energy Corp., 6.875%, 11/15/20	1,242
4,425,000	Chesapeake Energy Corp., 9.50%, 2/15/15	4,718
2,000,000	Cimarex Energy Co.,7.125%, 5/1/17	1,830
780,000	Colorado Interstate Gas, 6.80%, 11/15/2015	839
700,000	Complete Production Service, 8.00%, 12/15/16	602
1,820,000	Denbury Resources Inc., 9.75%, 3/1/16	1,952
1,920,000	El Paso Corp., 12.00%, 12/12/13	2,189
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,068
6,080,000	El Paso Corp., 8.25%, 2/15/16	6,232
1,360,000	Encore Acquisition Co., 9.50%, 5/1/16	1,394
2,630,000	Forest Oil Corp., 7.25%, 6/15/19	2,515
2,025,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	2,005
500,000	Kinder Morgan Finance, 5.70%, 1/5/16	453
2,450,000	Knight Inc., 6.50%, 9/1/12	2,487
925,000	Mariner Energy Inc., 7.50%, 4/15/13	883
1,000,000	Mariner Energy, Inc., 8.00%, 5/15/17	875
330,000	Massey Energy Co., 6.875%, 12/15/13	320
2,450,000	Newfield Exploration Co., 6.625%, 4/15/16	2,376
1,000,000	Opti Canada Inc., 8.25%, 12/15/14	665
3,745,000	Peabody Energy Corp., 7.375%, 11/1/16	3,781
2,910,000	Petrohawk Energy Corp. 144A, 10.50%, 8/1/14 (b)	3,128
595,000	Petroquest Energy Inc., 10.375%, 5/15/12	527
2,090,000	Pioneer Natural Resource, 5.875%, 7/15/16	1,857
1,700,000	Plains Exploration & Production Co., 10.00%, 3/1/16	1,847
1,000,000	Plains Exploration & Production Co., 7.00%, 3/15/17	952
3,420,000	Pride International Inc., 7.375%, 7/15/14	3,540
2,835,000	Range Resources Corp., 7.375%, 7/15/13	2,835
1,580,000	RRI Energy, 6.75%, 12/15/14	1,568
1,295,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,051
930,000	Sandridge Energy Inc. 144A, 8.00%, 6/1/18 (b)	851
2,815,000	SouthWestern Energy Co. 144A, 7.50%, 2/1/18 (b)	2,836
585,000	Targa Resources Inc., 8.50%, 11/1/13	524
2,425,000	Targa Resources Partners, 8.25%, 7/1/16	2,163
2,450,000	Tesoro Corp., 6.625%, 11/1/15	2,217
2,250,000	Western Refining Inc. 144A, 11.25%, 6/15/17 (b)	2,003
4,490,000	Williams Companies Inc. 144A, 8.75%, 1/15/20 (b)	5,083

		79,422

Principal		Value
or Shares	Security Description	(000)

Financial (6%)
2,650,000	American Express Co., 8.125%, 5/20/19	2,933
4,100,000	American International Group, 8.25%, 8/15/18	2,426
5,835,000	Bank of America Corp., 5.75%, 8/15/16	5,452
2,300,000	Bank of America Corp., 7.625%, 6/1/19	2,499
2,500,000	Capital One Bank USA NA, 8.80%, 7/15/19	2,716
1,580,000	Ford Motor Credit Co. LLC, 12.00%, 5/15/15	1,612
2,500,000	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	2,290
5,300,000	GMAC LLC, 6.875%, 9/15/11	4,828
1,300,000	Goldman Sachs Group Inc., 5.625%, 1/15/17	1,304
1,000,000	HCA Inc. 144A, 7.875%, 2/15/20 (b)	984
2,680,000	HCP Inc., 6.70%, 1/30/18	2,441
5,340,000	International Lease Finance Corp., 5.65%, 6/1/14	3,725
500,000	Prologis, 0.90%, 8/24/09	500
2,250,000	Russia Agricultural Bank 144A, 9.00%, 6/11/14 (b)	2,409
1,700,000	SLM Corp, 5.375%, 5/15/14	1,188
335,000	Unumprovident Finance Co. 144A, 6.85%, 11/15/15 (b)	277

		37,584

Healthcare (11%)
475,000	Accellent Inc., 10.50%, 12/1/13	441
1,100,000	Amerisourcebergen Corp., 5.88%, 9/15/15	1,072
1,225,000	Apria HealthCare Group I 144A, 11.25%, 11/1/14 (b)	1,253
3,405,000	Bausch & Lomb Inc., 9.875%, 11/1/15	3,414
2,760,000	Biomet, 10.00%, 10/15/17	3,002
940,000	Boston Scientific Corp., 6.00%, 6/15/11	959
6,345,000	Boston Scientific Corp., 6.40%, 6/15/16	6,217
6,600,000	Community Health Systems, 8.875%, 7/15/15	6,831
4,940,000	Davita Inc., 6.625%, 3/15/13	4,878
2,300,000	Dow Chemical Co., 7.60%, 5/15/14	2,502
2,290,000	HCA Inc., 7.50%, 11/6/33	1,596
3,630,000	HCA Inc., 9.125%, 11/15/14	3,748
4,060,000	HCA Inc., 9.25%, 11/15/16	4,243
1,935,000	Healthsouth Corp., 10.75%, 6/15/16	2,037
2,530,000	Iasis Healthcare, 8.75%, 6/15/14	2,530
3,375,000	Omnicare Inc., 6.875%, 12/15/15	3,163
2,265,000	Psychiatric Solutions Inc., 7.75%, 7/15/15	2,157
1,412,000	Tenet Healthcare Corp. 144A, 10.00%, 5/1/18 (b)	1,567
1,412,000	Tenet Healthcare Corp. 144A, 9.00%, 5/1/15 (b)	1,497
2,025,000	United Surgical Partners, 8.875%, 5/1/17	1,914
875,000	UnitedHealth Group Inc., 6.00%, 2/15/18	888
1,000,000	UnitedHealth Group Inc., 6.00%, 6/15/17	1,016
500,000	Universal Hospital Services, 4.63%, 6/1/15	423
500,000	Universal Hospital Services, 8.50%, 6/1/15	488
900,000	US Oncology Inc. 144A, 9.125%, 8/15/17 (b)	934
2,935,000	US Oncology Inc., 9.00%, 8/15/12	2,997
1,865,000	Vanguard Health Holding, 9.00%, 10/1/14	1,874

		63,641

Industrial (6%)
1,180,000	Allied Waste N.A., 6.875%, 6/1/17	1,211
3,505,000	Allied Waste North America, 6.125%, 2/15/14	3,609
605,000	American Railcar, 7.50%, 3/1/14	557
2,235,000	ArcelorMittal, 9.00%, 2/15/15	2,489
2,005,000	Baldor Electric Co., 8.63%, 2/15/17	2,020
1,005,000	Ball Corp., 6.625%, 3/15/18	947
790,000	Ball Corp., 6.875%, 12/15/12	798
2,250,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	2,183
250,000	Crown Americas, 7.625%, 11/15/13	256
655,000	Crown Cork & Seal, 8.00%, 4/15/23	612
500,000	General Cable Corp., 7.125%, 4/1/17	478
2,975,000	Goodyear Tire & Rubber Co., 10.50%, 5/15/16	3,206
940,000	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	959
1,335,000	Graham Packaging Co., 8.50%, 10/15/12	1,332
3,200,000	International Paper Co., 9.375%, 5/15/19	3,750
4,145,000	L-3 Communications Corp., 5.875%, 1/15/15	3,947
940,000	L-3 Communications Corp., 7.625%, 6/15/12	953
1,260,000	SPX Corp., 7.625%, 12/15/14	1,260
1,975,000	Xerox Corp., 5.50%, 5/15/12	2,080

		32,647

Principal		Value
or Shares	Security Description	(000)

Materials (6%)
2,280,000	FMG Finance Pty Ltd. 144A, 10.63%, 9/1/16 (b)	2,366
5,760,000	Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/17	6,114
4,390,000	Georgia-Pacific Corp. 144A, 7.125%, 1/15/17 (b)	4,302
690,000	Georgia-Pacific Corp., 8.125%, 5/15/11	711
2,450,000	Georgia-Pacific LLC 144A, 8.25%, 5/1/16 (b)	2,548
3,200,000	Huntsman International LLC, 7.875%, 11/15/14	2,736
1,775,000	Nalco Co. 144A, 8.25%, 5/15/17 (b)	1,854
670,000	Nalco Co., 7.75%, 11/15/11	677
1,900,000	Owens-Brockway Glass 144A, 7.375%, 5/15/16 (b)	1,891
1,320,000	Owens-Brockway Glass, 8.25%, 5/15/13	1,356
295,000	Owens-Illinois Inc., 7.50%, 5/15/10	305
500,000	P.H. Glatfelter, 7.125%, 5/1/16	467
1,280,000	Polyone Corp., 8.88%, 5/1/12	1,226
1,035,000	Reichhold Industries Inc. 144A, 9.00%, 8/15/14 (b)	403
1,840,000	Rio Tinto Finance PLC, 8.95%, 5/1/14	2,140
1,380,000	Rock-Tennessee Co., 8.20%, 8/15/11	1,432
740,000	Rock-Tennessee Co., 9.25%, 3/15/16	783
3,960,000	Steel Dynamics Inc., 7.375%, 11/1/12	3,950
1,800,000	Teck Resources Ltd. 144A, 9.75%, 5/15/14 (b)	2,011
560,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	514
750,000	Verso Paper Holdings LLC., 9.125%, 8/1/14	409

		38,195

Technology (2%)
650,000	Avago Technologies Finance, 11.875%, 12/1/15	679
500,000	Expedia Inc. 144A, 8.50%, 7/1/16 (b)	510
4,390,000	First Data Corp., 9.875%, 9/24/15	3,726
2,250,000	Freescale Semiconductor, 10.125%, 12/15/16	1,170
740,000	Sanmina-SCI Corp., 8.125%, 3/1/16	659
750,000	Seagate Technology HDD, 6.375%, 10/1/11	742
1,300,000	Seagate Technology International 144A, 10.00%, 5/1/14 (b)	1,430
3,395,000	Sungard Data Systems Inc., 10.25%, 8/15/15	3,497
1,715,000	Sungard Data Systems Inc., 9.125%, 8/15/13	1,758

		14,171

Telecommunications (17%)
1,600,000	American Tower Corp. 144A, 7.25%, 5/15/19 (b)	1,584
4,410,000	American Tower Corp., 7.00%, 10/15/17	4,360
1,350,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	1,384
1,615,000	Cincinnati Bell Inc., 8.375%, 1/15/14	1,607
3,905,000	Citizens Communications, 6.25%, 1/15/13	3,778
1,000,000	Citizens Communications, 9.25%, 5/15/11	1,036
1,805,000	Comcast Corp., 5.70%, 5/15/18	1,923
1,895,000	Cox Communications Inc., 5.45%, 12/15/14	2,001
950,000	Cricket Communications Inc. 144A, 7.75%, 5/15/16 (b)	950
2,055,000	Cricket Communications Inc., 9.375%, 11/1/14	2,096
2,495,000	Crown Castle International Corp., 9.00%, 1/15/15	2,648
3,430,000	CSC Holdings Inc. 144A, 8.50%, 4/15/14 (b)	3,550
3,490,000	CSC Holdings Inc. 144A, 8.625%, 2/15/19 (b)	3,612
3,100,000	CSC Holdings Inc., 7.88%, 2/15/18	3,085
6,440,000	DirecTV Holdings Financing, 7.625%, 5/15/16	6,553
1,070,000	Echostar DBS Corp., 6.375%, 10/1/11	1,065
6,605,000	Echostar DBS Corp., 6.625%,10/1/14	6,357
10,070,000	Intelsat Corp., 9.25%, 8/15/14	10,246
2,135,000	Lamar Media Corp., 7.25%, 1/1/13	2,071
2,090,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	2,090
3,075,000	MetroPCS Wireless Inc., 9.25%, 11/1/14	3,198
1,230,000	Nextel Communications, 7.375%, 8/1/15	1,110
2,300,000	Nielsen Finance LLC, 11.50%, 5/1/16	2,421
1,200,000	Nordic Telephone Co. 144A, 8.875%, 5/1/16 (b)	1,224
4,925,000	Qwest Communications International, 7.50%, 2/15/14	4,839
1,215,000	Rogers Wireless Inc., 9.625%, 5/1/11	1,336
2,750,000	SBA Telecommunications 144A, 8.25%, 8/15/19 (b)	2,805
1,230,000	Sprint Capital Corp., 6.875%, 11/15/28	935
3,235,000	Sprint Capital Corp., 8.375%, 3/15/12	3,292
2,630,000	Sprint Nextel Corp., 6.00%, 12/1/16	2,311
1,840,000	Time Warner Cable Inc., 5.85%, 5/1/17	1,936
1,535,000	Virgin Media Finance PLC, 8.75%, 4/15/14	1,558
1,000,000	Virgin Media Finance PLC, 9.50%, 8/15/16	1,030
1,695,000	Wind Acquisition Financial SA 144A, 10.75%, 12/1/15 (b)	1,805
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,281
2,150,000	Windstream Corp., 8.125%, 8/1/13	2,182
1,480,000	Windstream Corp., 8.625%, 8/1/16	1,510

		96,769

Principal		Value
or Shares	Security Description	(000)

Utilities (7%)
370,000	AES Corp., 7.75%, 3/1/14	366
2,275,000	AES Corp., 8.00%, 10/15/17	2,241
1,320,000	AES Corp., 8.00%, 6/1/20	1,267
1,215,000	Allegheny Energy Supply, 7.80%, 3/15/11	1,271
1,610,000	CMS Energy Corp., 8.50%, 4/15/11	1,666
430,000	Dynegy Holdings Inc., 7.75%, 6/1/19	345
1,170,000	Dynegy Holdings Inc., 8.38%, 5/1/16	1,024
9,090,000	Edison Mission Energy, 7.00%, 5/15/17	7,283
1,430,000	Edison Mission Energy, 7.625%, 5/15/27	944
6,760,000	Energy Future Holdings, 10.875%, 11/1/17	5,898
2,160,000	Mirant North America LLC., 7.38%, 12/31/13	2,144
3,635,000	NRG Energy Inc., 7.375%, 2/1/16	3,526
3,315,000	NRG Energy Inc., 8.50%, 6/15/19	3,278
3,705,000	PSEG Energy Holdings, 8.50%, 6/15/11	3,776
1,440,000	Sierra Pacific Resources, 8.625%, 3/15/14	1,469
1,525,000	Teco Energy Inc., 6.572%, 11/1/17	1,492
1,200,000	Veolia Environnement, 6.00%, 6/1/18	1,265

		39,255

Total Corporate		542,303

Total Bonds (Cost-$516,750)		542,344

Investment Company (Cost-$36,803) (6%)
36,802,519	Paydenfunds Cash Reserves Money Market Fund *	36,803

Total (Cost-$553,553) (a) (99%)		579,147
Other Assets, net of Liabilities (1%)		2,808

Net Assets (100%)		$581,955

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$34,419
Unrealized depreciation	(8,825)

Net unrealized appreciation	$25,594

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden Tax Exempt Bond Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
General Obligation (32%)
600,000	California State, 5.50%, 8/1/21	$643
200,000	Dallas TX, 5.00%, 2/15/18	200
295,000	Georgia State, 5.00%, 3/1/13	334
500,000	Huntsville AL, 3.25%, 9/1/14	536
500,000	Lower Merion, PA School District, 5.00%, 9/1/25	540
250,000	Maryland State, 5.00%, 2/15/18	280
265,000	Newport News VA, 2.50%, 9/1/14	273
680,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	299
5,000	Prince Georges County, MD, 5.50%, 5/15/13 (b) FSA	6
300,000	Salt River Project, AZ, 5.00%, 1/1/38	300
300,000	San Diego, CA Unified School District, 5.25%, 7/1/27	316
200,000	San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26	210
125,000	Texas State, 5.375%, 10/1/13	140
500,000	Virginia State, 5.00%, 6/1/11	539
490,000	Washington State, 5.00%, 8/1/22	540
350,000	Wisconsin State, 5.00%, 5/1/19 (b) AMBAC	395
500,000	Oregon State, 0.30%, 12/1/41	500
250,000	Texas State, 0.75%, 12/1/26	250

		6,301

Revenue (66%)
Airport/Port (4%)
330,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	359
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14 (b) FSA	417

		776

Electric & Gas (3%)
300,000	Intermountain Power Agency UT, 5.00%, 7/1/17 (b) AMBAC	329
300,000	Vernon CA, Electric Systems, 5.00%, 8/1/11	313

		642

Healthcare (3%)
150,000	Allegheny County PA, Hospital Development Authority, 5.00%, 6/15/12	158
400,000	Multnomah County, OR Hospital Facilities Auth., 5.25%, 10/1/13	437

		595

Industrial Development/Pollution Control (2%)
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	415
Lease (9%)
500,000	California State Public Works, 5.25%, 6/1/13	531
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	580
300,000	Laurens County, S C School District, 5.25%, 12/1/22	293
400,000	New York State Urban Development Corp., 5.25%, 1/1/23	419

		1,823

Miscellaneous (3%)
200,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	205
400,000	Maine Municipal Bond Bank, 5.125%, 11/1/23	443

		648

Pre-Refunded (8%)
100,000	Connecticut State, 5.125%, 11/15/13	110
400,000	Florida State Board of Education, 5.75%, 6/1/12	422
5,000	Georgia State, 5.00%, 3/1/13	6
400,000	Glendale, AZ, 5.30%, 7/1/12	418
300,000	Mesa, AZ Utility Systems, 5.25%, 7/1/17	331
200,000	Missouri State Highways and Transportation Commission, 4.50%, 2/1/18	218

		1,505

Principal		Value
or Shares	Security Description	(000)

Recreational (3%)
500,000	Garden State Preservation Trust, 5.80%, 11/1/21 (b) FSA	569
Revenue Notes (6%)
500,000	New Jersey Environmental Infrastructure Trust, 5.25%, 9/1/21	590
500,000	Tarrant County TX, 5.25%, 7/15/18	576

		1,166

Sales Tax (1%)
150,000	Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/39	152
Tax-Backed (2%)
240,000	California Economic Recovery, 5.00%, 3/1/11	250
200,000	New Jersey Economic Development Auth., 5.00%, 6/15/11 (b) FGIC	201

		451

Transportation (2%)
250,000	Kentucky Asset/Liability Commission Agency Fund, 5.25%, 9/1/18	284
100,000	North TX Thruway Authority, 5.00%, 1/1/10	101
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	113

		498

University (3%)
300,000	Massachusetts State Health & Edl Facs Auth., 5.25%, 7/1/15	352
195,000	Richmond County, GA Dev Auth., 5.00%, 2/1/11	197

		549

Water & Sewer (17%)
200,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	222
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	554
200,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC	189
300,000	Ohio Water Development Authority, 5.00%, 6/1/13	340
430,000	San Antonio, TX Water, 5.00%, 5/15/26 (b) MBIA	448
400,000	Texas Water Development Board, 4.00%, 7/15/18	431
205,000	Virginia State Resources Auth., 5.00%, 11/1/11	221
500,000	Irvine, CA Improvement Bond Act, 0.27%, 10/1/41	500
500,000	Texas Water Development Board, 0.30%, 7/15/19	500

		3,405

Total Bonds (Cost-$19,149)		19,495

Investment Company (Cost-$786) (4%)
786,198	Dreyfus Tax Exempt Cash Management Fund	786

Total (Cost-$19,935) (a) (102%)		20,281
Liabilities in excess of Other Assets (-2%)		(313)

Net Assets (100%)		$19,968

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$429
Unrealized depreciation	(83)

Net unrealized appreciation	$346

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.
AMBAC — American Municipal Bond Assurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance
MBIA — Municipal Bond Insurance Association

Payden California Municipal Income Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (96%)
General Obligation (31%)
600,000	California State, 5.00%, 2/1/23	$587
650,000	California State, 5.00%, 2/1/32	612
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,074
830,000	California State, 5.00%, 6/1/14	909
1,000,000	California State, 5.00%, 6/1/32	935
585,000	Coast Community College District CA, 5.00%, 8/1/23 (b) FSA	611
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14 (b) FGIC	1,146
1,000,000	Los Angeles, City of CA, 5.00%, 9/1/10	1,047
250,000	Los Angeles, City of CA, 5.25%, 9/1/13 (b) FGIC	285
220,000	Los Gatos Joint Union High School District, 5.25%, 12/1/13 (b) FSA	254
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15 (b) MBIA	1,060
1,320,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	581
500,000	Puerto Rico Commonwealth Infrastructure Financing Auth., 5.50%, 10/1/34	534
450,000	San Carlos CA, School District, 0.00%, 10/1/18 (b) MBIA	287
800,000	San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26	840
1,000,000	San Jose, CA University School District, 5.00%, 8/1/32	987
400,000	Santa Clara County CA, 5.00%, 8/1/23	431
1,300,000	Santa Monica CA, Community College District, 0.00%, 8/1/12 (b) FGIC	1,192

		13,372

Revenue (65%)
Airport/Port (4%)
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	810
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13 (b) MBIA	1,049

		1,859

Electric & Gas (4%)
1,000,000	California State Dept. of Water, 5.25%, 5/1/12 (b) FSA	1,093
600,000	Los Angeles, CA Water & Power, 5.00%, 7/1/13 (b) MBIA	674
100,000	Vernon CA, Electric Systems, 5.00%, 8/1/11	104

		1,871

Healthcare (2%)
700,000	Newport Beach, CA Hoag Memorial Hosp., 5.00%, 12/1/38	745
Industrial Development/Pollution Control (2%)
550,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/19	557
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	450

		1,007

Lease (10%)
750,000	California Infrastructure & Economic Development Bank, 5.25%, 10/1/12 (b) AMBAC	822
300,000	California State Public Works, 5.25%, 6/1/13	319
1,000,000	California State Public Works, 5.50%, 6/1/15	1,056
900,000	California State, 5.45%, 4/1/15	896
1,130,000	Orange County CA, 5.00%, 6/1/14 (b) MBIA	1,272

		4,365

Miscellaneous (1%)
500,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	512
Pre-Refunded (6%)
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21 (b) FSA	521
1,200,000	California State Dept. of Water, 5.375%, 5/1/22	1,362
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25 (b) MBIA	359
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	534

		2,776

Resource Recovery (3%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,062
Sales Tax (2%)
400,000	Los Angeles County, CA Metropolitan Transportation Auth., 5.00%, 7/1/19	419
400,000	Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/39	405

		824

Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	199
120,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16 (b) FSA	120

		319

Principal		Value
or Shares	Security Description	(000)

Tax-Backed (4%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	1,191
500,000	New Jersey Economic Development Auth., 5.00%, 6/15/11 (b) FGIC	503

		1,694

Transportation (2%)
1,000,000	Puerto Rico Highway and Transportation Auth., 5.50%, 7/1/15 (b) FSA	1,069
University (6%)
345,000	California Educational Facilities Auth., 5.00%, 1/1/18	400
200,000	California Educational Facilities Auth., 5.70%, 10/1/11 (b) MBIA	219
500,000	California State University Revenue, 5.00%, 11/1/13 (b) AMBAC	548
1,200,000	University of CA, 5.00%, 5/15/22	1,259

		2,426

Water & Sewer (18%)
200,000	Brentwood CA, Infrastructure Financing Auth., 5.50%, 7/1/20	224
1,245,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	1,334
1,000,000	East Bay, CA Municipal Utility District, 5.00%, 6/1/24 (b) AMBAC	1,062
500,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/13 (b) AMBAC	565
1,000,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC	944
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	255
500,000	Metropolitan Water District, Southern CA, 5.00%, 7/1/17	578
550,000	San Diego County, CA Water Auth., 5.00%, 5/1/21 (b) FSA	585
500,000	Santa Clara Valley, CA 5.00%, 6/1/15 (b) FSA	573
1,000,000	Irvine, CA Improvement Bond Act, 0.27%, 10/1/41	1,000
500,000	Metropolitan Water District, CA, 0.30%, 7/1/27	500

		7,620

Total Bonds (Cost-$40,521)		41,521

Investment Company (Cost-$1,448) (3%)
1,448,026	Dreyfus General CA Municipal Money Market Fund	1,448

Total (Cost-$41,969) (a) (99%)		42,969
Other Assets, net of Liabilities (1%)		291

Net Assets (100%)		$43,260

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows :

Unrealized appreciation	$1,236
Unrealized depreciation	(236)

Net unrealized appreciation	$1,000

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.
AMBAC — American Municipal Bond Assurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance
MBIA — Municipal Bond Insurance Association

Payden Global Short Bond Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (95%)
Australia (USD) (1%)
200,000	Australia & New Zealand Banking Group Ltd. 144A, 1.08%, 8/4/11 (b)	$200
100,000	Macquarie Group Ltd. 144A, 7.30%, 8/1/14 (b)	100
100,000	National Australia Bank 144A, 0.68%, 9/11/09 (b)	100

		400

Bermuda (USD) (1%)
270,000	Ingersoll-Rand Finance I, 2.42%, 8/13/10	264
110,000	QTEL International Finance 144A, 6.50%, 6/10/14 (b)	116

		380

Brazil (USD) (1%)
640,000	Republic of Brazil, 11.00%, 1/11/12	776
Canada (EUR) (1%)
250,000	Toronto-Dominion Bank, 2.52%, 9/10/10	354
Canada (GBP) (0%)
150,000	Daimler Canada Finance, 5.75%, 8/10/11	252
Canada (USD) (2%)
195,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	189
400,000	Province of Ontario, 3.125%, 9/8/10	409
200,000	Royal Bank of Canada, 5.65%, 7/20/11	215

		813

Colombia (USD) (1%)
680,000	Republic of Colombia, 10.00%, 1/23/12	799
Croatia (USD) (0%)
240,000	Croatia, 1.75%, 7/31/10	236
France (GBP) (1%)
200,000	France Telecom, 7.50%, 3/14/11	356
France (USD) (1%)
200,000	BNP Paribas SA, 1.64%, 6/11/12	203
400,000	Dexia Credit Local 144A, 1.26%, 9/23/11 (b)	399

		602

Germany (EUR) (5%)
1,850,000	Bundesobligation, 2.25%, 4/11/14	2,607
Japan (USD) (0%)
200,000	Japan Finance Corp., 2.00%, 6/24/11	202
Luxembourg (EUR) (1%)
300,000	John Deere Bank SA, 6.00%, 6/23/11	451
Netherlands (EUR) (1%)
500,000	Neder Waterschapsbank, 4.625%, 7/25/11	750
Netherlands (GBP) (1%)
250,000	RWE Finance BV, 4.625%, 8/17/10	424
Netherlands (USD) (1%)
300,000	Deutsche Telekom, 8.50%, 6/15/10	316
250,000	ING Bank NV 144A, 2.625%, 2/9/12 (b)	253
100,000	Leaseplan Corp. NV 144A, 3.00%, 5/7/12 (b)	100

		669

Panama (USD) (2%)
710,000	Republic of Panama, 9.375%, 7/23/12	817
Peru (USD) (2%)
720,000	Republic of Peru, 9.125%, 2/21/12	833
Qatar (USD) (0%)
250,000	Ras Laffan LNG 144A, 4.50%, 9/30/12 (b)	255

Principal		Value
or Shares	Security Description	(000)

Supranational (EUR) (2%)
750,000	European Investment Bank, 4.75%, 4/15/11	1,125
United Kingdom (EUR) (2%)
550,000	Barclays Bank PLC, 4.25%, 10/27/11	822
United Kingdom (GBP) (4%)
350,000	Alliance & Leicester PLC, 4.75%, 3/1/11	592
200,000	MMO2 PLC, 7.625%, 1/25/12	361
250,000	National Grid PLC, 5.25%, 6/2/11	428
250,000	Thames Water Utility Finance, 4.75%, 6/30/10	421
250,000	United Utility Water PLC, 5.25%, 1/22/10	418

		2,220

United Kingdom (USD) (4%)
500,000	Arkle Master Issuer Plc 144A, 1.23%, 2/17/52 (b)	460
100,000	BP Capital Markets PLC, 3.625%, 5/8/14	103
275,000	BP Capital Markets PLC, 5.25%, 11/7/13	302
380,000	Royal Bank of Scotland Group PLC 144A, 2.625%, 5/11/12 (b)	384
400,000	Vodafone Group PLC, 4.15%, 6/10/14	408
375,000	Vodafone Group PLC, 7.75%, 2/15/10	387

		2,044

United States (EUR) (0%)
50,000	Pfizer Inc., 3.625%, 6/3/13	73
United States (GBP) (1%)
199,000	JPMorgan Chase & Co., 6.00%, 12/7/09	334
United States (USD) (60%)
290,000	3M Co., 4.50%, 11/1/11	309
180,000	Allstate Corp., 6.20%, 5/16/14	192
200,000	American Honda Finance 144A, 2.95%, 6/29/11 (b)	200
600,000	AT&T Inc., 4.85%, 2/15/14	639
200,000	Bank of America Corp., 6.50%, 8/1/16	204
265,000	Bank of New York Mellon, 4.30%, 5/15/14	275
400,000	Barclays Bank PLC, 1.55%, 7/23/10	400
114,573	BMW Vehicle Lease Trust, 0.79%, 6/15/10	115
590,000	BMW Vehicle Lease Trust, 2.04%, 4/15/11	592
180,000	Boston Scientific Corp., 6.00%, 6/15/11	184
405,000	Bottling Group LLC, 6.95%, 3/15/14	471
157,781	Capital Auto Receivables Asset Trust, 0.34%, 7/15/10	158
200,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	212
200,000	Chevron Corp., 3.45%, 3/3/12	207
350,000	Cisco Systems Inc., 5.25%, 2/22/11	371
400,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	410
500,000	ConocoPhillips, 4.75%, 2/1/14	532
195,000	CSC Holdings Inc., 7.625%, 4/1/11	198
195,000	Dynegy Holdings Inc., 6.875%, 4/1/11	193
195,000	Echostar DBS Corp., 6.375%, 10/1/11	194
200,000	Express Scripts Inc., 5.25%, 6/15/12	211
1,077,347	FG G13328 30YR, 6.00%, 11/1/22	1,143
475,000	Ford Credit Auto Lease Trust 144A, 2.60%, 5/15/11 (b)	479
1,496,125	G2 4040 30YR, 6.50%, 10/20/37	1,591
743,761	G2 4195 30YR, 6.00%, 7/20/38	782
978,392	G2 4317 30YR, 6.50%, 12/20/38	1,040

Principal		Value
or Shares	Security Description	(000)

150,000	General Electric Capital Corp., 5.90%, 5/13/14	160
165,000	Georgia-Pacific Corp., 8.125%, 5/15/11	170
2,116,687	GN 672629 30YR, 6.00%, 3/15/38	2,226
1,146,858	GN 697649 30YR, 6.00%, 10/15/38	1,206
1,002,567	GN 697858 30YR, 6.00%, 2/15/39	1,054
1,052,827	GN 705715 30YR, 6.00%, 1/15/39	1,107
100,000	Goldman Sachs Group Inc., 3.625%, 8/1/12	102
201,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	218
500,000	Grace Church Mortgage Financing PLC 144A, 1.17%, 11/20/56 (b)	426
750,000	Granite Master Trust PLC, 0.71%, 12/17/54	105
1,594,398	GSR Mortgage Loan Trust, 4.40%, 9/25/35	1,446
1,312,315	Harborview Mortgage Loan Trust, 5.31%, 12/19/35	997
200,000	Hewlett-Packard Co., 4.25%, 2/24/12	211
300,000	Honda Auto Receivables Owner Trust, 2.22%, 5/17/10	302
250,000	John Deere Capital Corp., 1.40%, 6/10/11	250
390,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	422
250,000	MetLife Global Funding 144A, 1.35%, 6/25/10 (b)	248
300,000	Microsoft Corp., 2.95%, 6/1/14	300
185,000	Mirant Americas Generator Inc., 8.30%, 5/1/11	189
200,000	Morgan Stanley, 3.00%, 5/14/10	202
100,000	Morgan Stanley, 6.00%, 5/13/14	107
50,000	Nalco Co., 7.75%, 11/15/11	51
310,000	Nissan Auto Lease Trust, 2.01%, 4/15/11	311
200,000	North TX Thruway Authority, 5.00%, 1/1/38	202
90,000	Novartis Capital Corp., 4.125%, 2/10/14	94
495,000	Oracle Corp., 5.00%, 1/15/11	518
300,000	Pfizer Inc., 4.45%, 3/15/12	318
100,000	Procter & Gamble Co., 3.50%, 2/15/15	102
85,000	Qwest Capital Funding, 7.25%, 2/15/11	85
185,000	Rock-Tennessee Co., 8.20%, 8/15/11	192
2,000,000	SLM Corp., 0.66%, 7/26/10	1,764
195,000	Sprint Capital Corp., 8.375%, 3/15/12	198
195,000	Steel Dynamics Inc., 7.375%, 11/1/12	195
1,345,581	Thornburg Mortgage Securities Trust, 3.37%, 3/25/44	1,160
200,000	Time Warner Inc., 1.15%, 11/13/09	199
400,000	U.S. Treasury Note, 3.25%, 12/31/09	405
120,000	Union Pacific Corp., 6.125%, 1/15/12	129
235,000	United Technologies Corp., 7.125%, 11/15/10	251
300,000	US Bancorp, 4.20%, 5/15/14	307
195,000	US Oncology Inc., 9.00%, 8/15/12	199
600,000	Verizon California Inc., 6.70%, 9/1/09	603
260,000	Verizon Wireless Capital 144A, 3.75%, 5/20/11 (b)	268
250,000	Volkswagon Auto Lease Trust, 1.00%, 7/15/11	253
1,478,953	Washington Mutual, 6.06%, 10/25/36	1,053

		31,607

Total Bonds (Cost-$51,130)		50,201

Investment Company (Cost-$2,612) (5%)
2,611,897	Paydenfunds Cash Reserves Money Market Fund *	2,612

Total (Cost-$53,742) (a) (100%)		52,813
Liabilities in excess of Other Assets (0%)		(187)

Net Assets (100%)		$52,626

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,224
Unrealized depreciation	(2,153)

Net unrealized depreciation	$(929)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
8/11/2009	British Pound (Sell 2,209)	1.6575	$3,662	$(116)
8/11/2009	Euro (Sell 4,391)	1.4176	6,225	(128)

				$(244)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

24	Australian 3 Year Bond Future	Sep-09	$2,053	$(23)
29	U.S. Treasury 5 Year Note Future	Sep-09	3,346	2
2	U.S. Treasury 10 Year Note Future	Sep-09	235	(2)

				$(23)

Payden Global Fixed Income Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Australia (EUR) (1%)
240,000	Australia & New Zealand Banking Group, 5.25%, 5/20/13	$360
130,000	BHP Billiton Finance Ltd., 6.375%, 4/4/16	208

		568

Australia (USD) (1%)
235,000	BHP Billiton Finance, 4.80%, 4/15/13	247
240,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	254

		501

Belgium (EUR) (1%)
750,000	Belgium Kingdom, 3.75%, 9/28/15	1,105
Belgium (GBP) (0%)
100,000	Anheuser-Busch InBev SA, 6.50%, 6/23/17	175
Bermuda (USD) (0%)
250,000	QTEL International Finance 144A, 6.50%, 6/10/14 (b)	264
Brazil (BRL) (1%)
1,900,000	Nota Do Tesouro Nacional, 10.00%, 1/1/12	990
Brazil (USD) (1%)
380,000	Republic of Brazil, 6.00%, 1/17/17	397
120,000	Republic of Brazil, 8.875%, 10/14/19	148
175,000	Vale Overseas Ltd., 6.88%, 11/21/36	177

		722

Canada (CAD) (6%)
3,500,000	Canada Treasury Bill, 0.00%, 8/20/09	3,238
3,200,000	Canadian Government, 2.00%, 12/1/14	2,852

		6,090

Canada (EUR) (0%)
150,000	Toronto-Dominion Bank, 5.375%, 5/14/15	229
Canada (USD) (0%)
235,000	Encana Holdings Fin Corp., 5.80%, 5/1/14	256
Cayman Islands (EUR) (0%)
130,000	Hutchison Whampoa Finance, 5.875%, 7/8/13	194
130,000	Thames Water Utility Cayman, 6.125%, 2/4/13	196

		390

Colombia (USD) (1%)
460,000	Republic of Colombia, 7.375%, 3/18/19	501
Denmark (USD) (0%)
250,000	Morgan Stanley, 9.625%, 3/1/13	272
Dominican Republic (USD) (0%)
273,244	Dominican Republic, 9.04%, 1/23/18	245
France (EUR) (6%)
350,000	BNP Paribas Covered, 3.75%, 12/13/11	513
270,000	CIE Financement Foncier, 5.75%, 10/4/21	423
100,000	Compagnie De Saint Gobain, 4.25%, 5/31/11	146
200,000	Danone Finance, 6.375%, 2/4/14	317
290,000	Dexia Municipal Agency, 5.25%, 2/6/17	446
140,000	France Telecom, 7.25%, 1/28/13	226
800,000	Government of France, 4.75%, 4/25/35	1,244
150,000	LVMH Moet-Hennessy, 4.625%, 7/1/11	222
515,000	Reseau Ferre De France, 5.25%, 4/14/10	752
200,000	Schneider Electric SA, 5.375%, 1/8/15	301
490,000	SFEF, 3.25%, 1/16/14	709
300,000	Veolia Environnement, 4.00%, 2/12/16	419

		5,718

Principal		Value
or Shares	Security Description	(000)

Germany (EUR) (11%)
3,500,000	Bundesobligation, 4.00%, 10/11/13	5,303
270,000	Bundesrepublik Deutschland, 4.00%, 1/4/37	380
1,200,000	Bundesrepublik Deutschland, 4.25%, 1/4/14	1,836
130,000	Deutsche Telekom Int’l Finance, 8.125%, 5/29/12	209
155,000	E.ON International Finance BV, 5.125%, 5/7/13	237
300,000	Eurohypo AG 144A, 4.50%, 1/21/13 (b)	449
400,000	KFW, 4.375%, 7/4/18	600
420,000	Landwirtschaftliche Rentenbank, 3.125%, 7/15/11	612
310,000	Norddeutsche Landesbank, 4.25%, 3/15/12	462
200,000	RWE Finance BV, 6.625%, 1/31/19	332
95,000	Volkswagen Financial Services AG, 6.875%, 1/15/14	150

		10,570

Germany (GBP) (1%)
140,000	KFW, 5.50%, 12/7/15	255
155,000	Linde Finance BV, 5.875%, 4/24/23	245

		500

Ghana (USD) (0%)
300,000	Republic of Ghana, 8.50%, 10/4/17	281
Greece (EUR) (1%)
600,000	Hellenic Republic, 4.30%, 7/20/17	867
Indonesia (USD) (1%)
230,000	Republic of Indonesia, 11.625%, 3/4/19	307
230,000	Republic of Indonesia, 7.50%, 1/15/16	247

		554

Ireland (EUR) (1%)
150,000	Caterpillar International Finance Ltd., 5.125%, 6/4/12	225
350,000	DEPFA ACS Bank, 3.50%, 3/16/11	492

		717

Italy (EUR) (4%)
150,000	Atlantia SPA, 5.625%, 5/6/16	224
2,500,000	Buoni Poliennali del Tesoro, 4.50%, 8/1/18	3,709

		3,933

Japan (JPY) (13%)
70,000,000	Japan-108 (20 Year Issue), 1.90%, 12/20/28	709
555,000,000	Japan-253 (10 Year Issue), 1.60%, 9/20/13	6,075
328,000,000	Japan-283 (10 Year Issue), 1.80%, 9/20/16	3,639
80,000,000	Japan-289 (10 Year Issue), 1.50%, 12/20/17	862
140,000,000	Japan-61 (20 Year Issue), 1.00%, 3/20/23	1,328

		12,613

Kazakhstan (USD) (0%)
200,000	KazMunaiGaz Finance Sub., 8.375%, 7/2/13	190
Korea, Republic Of (USD) (0%)
220,000	Export-Import Bank of Korea, 5.875%, 1/14/15	222
Luxembourg (EUR) (0%)
140,000	Telecom Italia Finance SA, 6.875%, 1/24/13	219
Luxembourg (USD) (0%)
260,000	Russia Agricultural Bank 144A, 9.00%, 6/11/14 (b)	278
Malaysia (USD) (0%)
250,000	Petronas Capital Ltd., 7.875%, 5/22/22	307
Mexico (USD) (1%)
220,000	United Mexican States, 6.375%, 1/16/13	240
290,000	United Mexican States, 6.75%, 9/27/34	300

		540

Netherlands (EUR) (1%)
500,000	Neder Waterschapsbank, 4.00%, 3/12/13	741
Netherlands (GBP) (0%)
130,000	BK Nederlandse Gemeenten, 5.75%, 1/18/19	239
New Zealand (GBP) (0%)
90,000	Fonterra Cooperative Group, 4.875%, 4/11/13	144
Panama (USD) (0%)
230,000	Republic of Panama, 9.375%, 4/1/29	291
Peru (USD) (0%)
210,000	Republic of Peru, 8.375%, 5/3/16	247
Philippines (USD) (0%)
190,000	Republic of Philippines, 9.875%, 1/15/19	238
Poland (USD) (0%)
290,000	Republic of Poland, 6.375%, 7/15/19	302

Principal		Value
or Shares	Security Description	(000)

Portugal (EUR) (0%)
200,000	Obrig Do Tes Medio Prazo, 4.45%, 6/15/18	298
Spain (EUR) (2%)
400,000	Banco Santander SA, 4.25%, 5/6/13	591
750,000	Bonos y Obligaciones del Estado, 4.10%, 7/30/18	1,101
170,000	Telefonica Emisiones SAU, 4.375%, 2/2/16	248

		1,940

Supranational (EUR) (1%)
190,000	European Investment Bank, 4.125%, 4/15/24	267
290,000	European Investment Bank, 4.75%, 10/15/17	449

		716

Supranational (GBP) (0%)
135,000	European Investment Bank, 4.875%, 9/7/16	236
Turkey (USD) (0%)
220,000	Republic of Turkey, 6.75%, 4/3/18	224
United Kingdom (EUR) (4%)
60,000	Astrazeneca PLC, 5.125%, 1/15/15	92
205,000	Barclays Bank PLC, 4.50%, 3/4/19	272
100,000	Bat International Finance PLC, 5.875%, 3/12/15	155
260,000	British Telecom Plc, 5.25%, 6/23/14	387
140,000	Centrica PLC, 7.125%, 12/9/13	226
190,000	Diageo Finance PLC, 6.625%, 12/5/14	304
120,000	GlaxoSmithKline Capital, 5.625%, 12/13/17	187
310,000	HSBC Bank PLC, 3.875%, 11/9/11	453
100,000	JTI UK Finance PLC, 4.50%, 4/2/14	146
250,000	Lloyds TSB Bank PLC, 6.375%, 6/17/16	392
160,000	National Grid PLC, 4.125%, 3/21/13	230
160,000	Rolls-Royce PLC, 4.50%, 3/16/11	235
185,000	Royal Bank of Scotland Group PLC, 5.25%, 5/15/13	278
150,000	SABMiller PLC, 4.50%, 1/20/15	217
150,000	Standard Chartered PLC, 4.875%, 3/11/11	220
100,000	Tesco PLC, 5.625%, 9/12/12	153
170,000	Vodafone Group, 3.625%, 11/29/12	248

		4,195

United Kingdom (GBP) (3%)
100,000	BSKYB Finance UK PLC, 5.75%, 10/20/17	171
125,000	ENW Capital Finance, 6.75%, 6/20/15	209
220,000	HSBC Bank PLC, 5.38%, 11/4/30	323
150,000	Lloyds TSB Bank PLC, 6.963%, 5/29/20	240
950,000	UK Treasury, 4.25%, 3/7/36	1,509
50,000	UK Treasury, 4.75%, 12/7/38	86
34,000	UK Treasury, 5.00%, 3/7/18	63

		2,601

United Kingdom (USD) (0%)
235,000	GlaxoSmithKline Capital Inc., 5.65%, 5/15/18	256
United States (EUR) (2%)
150,000	American Honda Finance, 3.75%, 3/16/11	215
160,000	BMW US Capital LLC, 5.00%, 5/28/15	238
150,000	Daimler Finance NA LLC, 5.00%, 5/23/12	222
180,000	GE Capital Euro Funding, 5.25%, 5/18/15	261
130,000	John Deere Capital Corp., 7.50%, 1/24/14	209
150,000	Pfizer Inc., 4.75%, 6/3/16	226
240,000	Roche Holdings Inc., 5.625%, 3/4/16	376

		1,747

United States (GBP) (0%)
200,000	BA Credit Card Trust, 5.45%, 9/17/13	261
United States (USD) (34%)
272,000	Allergan Inc., 5.75%, 4/1/16	270
260,000	AT&T Inc., 6.55%, 2/15/39	290
215,000	AT&T Wireless, 8.125%, 5/1/12	244
196,000	AT&T Wireless, 8.75%, 3/1/31	257
280,000	Bank of America Corp., 7.375%, 5/15/14	305
37,067	Bear Stearns Alt-A Trust, 4.40%, 6/25/34	28
250,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	251
245,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13	248
220,000	Cisco Systems Inc., 5.25%, 2/22/11	233
221,000	Comcast Corp., 6.50%, 1/15/17	244
240,000	ConocoPhillips, 5.20%, 5/15/18	252

Principal		Value
or Shares	Security Description	(000)

235,000	Costco Wholesale Corp., 5.50%, 3/15/17	251
426,000	Cox Communications Inc., 5.45%, 12/15/14	450
230,000	Credit Suisse First Boston, 6.125%, 11/15/11	247
235,000	CVS Caremark Corp., 6.60%, 3/15/19	263
376,000	DaimlerChrysler NA Holding Corp., 5.75%, 9/8/11	388
230,000	Dominion Resources Inc., 6.40%, 6/15/18	253
165,000	Dr. Pepper Snapple Group, 6.82%, 5/1/18	183
230,000	Duke Energy Corp., 6.30%, 2/1/14	253
220,000	Electronic Data Systems, 6.00%, 8/1/13	242
159,000	ERP Operating Lp, 5.375%, 8/1/16	148
2,847,317	FGLMC G02252, 5.50%, 7/1/36	2,954
2,119,531	FHLMC G02385, 6.00%, 11/1/36	2,224
873,665	FN 254766, 5.00%, 6/1/33	898
475,000	General Electric Capital Corp., 5.625%, 5/1/18	480
275,000	General Electric Capital Corp., 6.00%, 6/15/12	293
225,000	General Mills Inc., 6.00%, 2/15/12	243
927,624	GN 677105 30YR, 6.00%, 7/15/38	975
1,547,841	GN 698035 30YR, 6.00%, 1/15/39	1,628
3,690,000	GNSF 5.50%, 30YR TBA (c)	3,838
255,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	277
88,495	Greenpoint Mortgage Funding Trust, 0.56%, 6/25/45	23
245,000	HSBC Finance Corp., 5.00%, 6/30/15	234
230,000	IBM Corp., 4.95%, 3/22/11	243
120,000	IBM Corp., 5.88%, 11/29/32	128
53,954	Indymac Indx Mortgage Loan Trust, 4.93%, 10/25/34	43
225,000	JPMorgan Chase & Co., 5.60%, 6/1/11	238
245,000	JPMorgan Chase & Co., 6.30%, 4/23/19	267
235,000	Kellogg Co., 5.125%, 12/3/12	254
210,000	Kroger Co., 7.50%, 1/15/14	239
170,000	Lockheed Martin Corp., 6.15%, 9/1/36	186
235,000	Marathon Oil Corp., 5.90%, 3/15/18	243
110,000	Medco Health Solutions, 7.25%, 8/15/13	122
250,000	Merck & Co. Inc., 5.00%, 6/30/19	260
245,000	MetLife Inc., 6.75%, 6/1/16	264
257,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	274
192,000	News America Inc., 6.40%, 12/15/35	192
240,000	Oracle Corp., 5.75%, 4/15/18	265
283,000	Pacific Gas & Electric, 4.80%, 3/1/14	299
205,000	Sempra Energy, 9.80%, 2/15/19	261
209,432	Structured ARM Loan Trust, 4.04%, 10/25/34	165
245,000	Target Corp., 4.00%, 6/15/13	245
426,903	Thornburg Mortgage Securities Trust, 0.65%, 9/25/34	360
305,000	Time Warner Cable Inc., 5.85%, 5/1/17	321
181,000	Time Warner Cable Inc., 6.55%, 5/1/37	194
230,000	Time Warner Inc., 6.875%, 5/1/12	251
850,000	U.S. Treasury Note, 0.875%, 5/31/11	848
150,000	U.S. Treasury Note, 4.63%, 11/15/16	164
60,000	U.S. Treasury Note, 6.375%, 8/15/27	76
255,000	Valero Energy Corp., 6.875%, 4/15/12	274
230,000	Verizon Communications, 5.25%, 4/15/13	247
285,000	Verizon Global Funding Corp., 5.85%, 9/15/35	291
230,000	Wal-Mart Stores Inc., 5.00%, 4/5/12	250
260,000	Wal-Mart Stores Inc., 5.25%, 9/1/35	255
230,000	Wells Fargo & Co., 5.625%, 12/11/17	234
120,000	XTO Energy Inc., 5.50%, 6/15/18	125

		27,445

Uruguay (USD) (0%)
230,000	Republic of Uruguay, 9.25%, 5/17/17	266

Total Bonds (Cost-$88,093)		92,204

Investment Companies (Cost-$6,251) (4%)
960,891	Paydenfunds Cash Reserves Money Market Fund *	961
751,004	Paydenfunds High Income Fund *	4,972

		5,933

Total (Cost-94,344) (a) (102%)		98,137
Liabilities in excess of Other Assets (-2%)		(2,320)

Net Assets (100%)		$95,817

*	Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$5,458
Unrealized depreciation	(1,665)

Net unrealized appreciation	$3,793

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
10/1/2009	Brazilian Real (Buy 981)	1.8881	$520	$4
9/22/2009	Euro (Buy 1,408)	1.4177	1,996	10
10/14/2009	Israeli Shekel (Buy 2,577)	3.7732	683	35
8/11/2009	Japanese Yen (Sell 1,215,000)	95.1696	12,767	322
9/30/2009	South Korean Won (Buy 587,000)	1,224.6767	479	5
9/30/2009	Turkish Lira (Buy 702)	1.4975	469	—

				$376

Liabilities:
8/11/2009	Australian Dollar (Sell 600)	0.8303	$498	$(35)
8/13/2009	Brazilian Real (Sell 1,934)	1.8773	1,030	(60)
8/11/2009	British Pound (Sell 2,578)	1.6575	4,273	(133)
8/11/2009	Canadian Dollar (Sell 7,082)	1.0807	6,553	(507)
8/11/2009	Euro (Sell 24,264)	1.4176	34,397	(478)
8/12/2009	Indian Rupee (Buy 46,140)	47.9445	962	(6)
9/8/2009	Japanese Yen (Buy 179,400)	95.1420	1,886	(8)

				$(1,227)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

6	U.S. Treasury 2 Year Note Future	Sep-09	$1,299	$(2)
13	U.S. Treasury 5 Year Note Future	Sep-09	1,500	(34)
11	U.S. Treasury 10 Year Note Future	Sep-09	1,290	4
7	U.S. Treasury 20 Year Note Future	Sep-09	833	(43)

				$(75)

Payden Emerging Markets Bond Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (95%)
Argentina (USD) (3%)
4,830,000	Republic of Argentina, 2.50%, 12/31/38	$1,275
1,160,000	Republic of Argentina, 7.00%, 10/3/15	649
3,270,786	Republic of Argentina, 8.28%, 12/31/33	1,913

		3,837

Brazil (BRL) (3%)
2,970,000	Nota Do Tesouro Nacional, 10.00%, 1/1/12	1,548
2,250,000	Nota Do Tesouro Nacional, 10.00%, 1/1/17	1,049
1,120,000	Nota Do Tesouro Nacional, 6.00%, 5/15/17	1,060

		3,657

Brazil (USD) (9%)
1,900,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	1,931
550,000	Globo Communicacoes e Participacoes SA, 7.25%, 4/26/22	553
1,090,000	Petrobras International Finance Co., 7.875%, 3/15/19	1,216
660,000	Republic of Brazil, 10.50%, 7/14/14	838
650,000	Republic of Brazil, 12.25%, 3/6/30	1,075
570,000	Republic of Brazil, 5.875%, 1/15/19	587
1,130,000	Republic of Brazil, 7.125%, 1/20/37	1,250
740,000	Republic of Brazil, 7.875%, 3/7/15	855
440,000	Republic of Brazil, 8.25%, 1/20/34	538
730,000	Republic of Brazil, 8.75%, 2/4/25	911
480,000	Republic of Brazil, 8.875%, 10/14/19	593
500,000	Telemar Norte Leste SA 144A, 9.50%, 4/23/19 (b)	571
480,000	Vale Overseas Ltd., 8.25%, 1/17/34	560

		11,478

Colombia (USD) (5%)
1,360,000	Ecopetrol SA 144A, 7.625%, 7/23/19 (b)	1,428
510,000	Republic of Colombia, 7.375%, 3/18/19	556
2,110,000	Republic of Colombia, 7.375%, 9/18/37	2,179
1,560,000	Republic of Colombia, 7.38%, 1/27/17	1,716
760,000	Republic of Colombia, 8.125%, 5/21/24	848

		6,727

Dominican Republic (USD) (2%)
2,721,512	Dominican Republic, 9.04%, 1/23/18	2,436
El Salvador (USD) (1%)
1,050,000	Republic of El Salvador, 7.65%, 6/15/35	929
910,000	Republic of El Salvador, 7.75%, 1/24/23	933

		1,862

Ghana (USD) (2%)
2,580,000	Republic of Ghana, 8.50%, 10/4/17	2,419
Indonesia (USD) (8%)
1,000,000	Republic of Indonesia, 10.375%, 5/4/14	1,188
2,200,000	Republic of Indonesia, 11.625%, 3/4/19	2,939
1,550,000	Republic of Indonesia, 6.875%, 1/17/18	1,577
1,450,000	Republic of Indonesia, 7.50%, 1/15/16	1,554
2,080,000	Republic of Indonesia, 8.50%, 10/12/35	2,278

		9,536

Kazakhstan (USD) (3%)
1,000,000	KazMunaiGaz Finance 144A, 11.75%, 1/23/15 (b)	1,045
1,200,000	KazMunaiGaz Finance Sub., 8.375%, 7/2/13	1,141
1,250,000	KazMunaiGaz Finance Sub., 9.125%, 7/2/18	1,163

		3,349

Korea (USD) (1%)
1,230,000	Export-Import Bank of Korea, 5.875%, 1/14/15	1,242

Principal		Value
or Shares	Security Description	(000)

Lebanon (USD) (2%)
780,000	Lebanese Republic, 8.25%, 4/12/21	821
520,000	Lebanese Republic, 8.50%, 1/19/16	546
540,000	Lebanese Republic, 8.625%, 6/20/13	586

		1,953

Malaysia (USD) (3%)
890,000	Malaysia, 7.50%, 7/15/11	979
1,030,000	Petronas Capital Ltd., 7.00%, 5/22/12	1,137
970,000	Petronas Capital Ltd., 7.875%, 5/22/22	1,190

		3,306

Mexico (MXN) (2%)
25,850,000	Mexican Bonos, 7.25%, 12/15/16	1,903
Mexico (USD) (5%)
1,250,000	Grupo Televisa S.A., 6.625%, 3/18/25	1,185
630,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35	598
1,020,000	Petroleos Mexicanos, 8.00%, 5/3/19	1,160
510,000	United Mexican States, 5.625%, 1/15/17	523
760,000	United Mexican States, 6.625%, 3/3/15	825
580,000	United Mexican States, 6.75%, 9/27/34	600
470,000	United Mexican States, 7.50%, 4/8/33	529
460,000	United Mexican States, 8.125%, 12/30/19	542
440,000	United Mexican States, 8.30%, 8/15/31	534

		6,496

Panama (USD) (4%)
880,000	Republic of Panama, 6.70%, 1/26/36	890
1,670,000	Republic of Panama, 7.25%, 3/15/15	1,829
1,200,000	Republic of Panama, 8.875%, 9/30/27	1,476
930,000	Republic of Panama, 9.375%, 4/1/29	1,176

		5,371

Peru (USD) (4%)
1,180,000	Republic of Peru, 6.55%, 3/14/37	1,168
1,100,000	Republic of Peru, 7.35%, 7/21/25	1,195
1,010,000	Republic of Peru, 8.375%, 5/3/16	1,187
440,000	Republic of Peru, 8.75%, 11/21/33	540
950,000	Republic of Peru, 9.875%, 2/6/15	1,173

		5,263

Philippines (USD) (5%)
1,857,000	Republic of Philippines, 7.75% 1/14/31	1,982
2,160,000	Republic of Philippines, 8.00%, 1/15/16	2,424
900,000	Republic of Philippines, 8.375%, 6/17/19	1,044
990,000	Republic of Philippines, 9.875%, 1/15/19	1,238

		6,688

Qatar (USD) (1%)
1,100,000	QTEL International Finance 144A, 6.50%, 6/10/14 (b)	1,161
1,200,000	Ras Laffan LNG 144A, 5.50%, 9/30/14 (b)	1,232

		2,393

Russia (USD) (8%)
1,470,000	Gazprom, 7.288%, 8/16/37	1,165
600,000	RSHB Capital, 6.299%, 5/15/17	557
600,000	RSHB Capital, 7.175%, 5/16/13	610
640,000	Russia Agricultural Bank 144A, 9.00%, 6/11/14 (b)	685
990,000	Russia Government International Bond, 12.75%, 6/24/28	1,468
4,464,000	Russia Government International Bond, 7.50%, 3/31/30	4,558
760,000	Russian Federation, 11.00%, 7/24/18	1,055
600,000	VimpelCom, 9.125%, 4/30/18	563

		10,661

Serbia (USD) (1%)
1,340,000	Republic of Serbia, 3.75%, 11/1/24	1,213
South Africa (USD) (3%)
2,270,000	Republic of South Africa, 6.50%, 6/2/14	2,486

Principal		Value
or Shares	Security Description	(000)

1,110,000	Republic of South Africa, 7.375%, 4/25/12	1,227

		3,713

Turkey (USD) (6%)
1,660,000	Republic of Turkey, 6.75%, 4/3/18	1,691
1,190,000	Republic of Turkey, 7.00%, 6/5/20	1,226
2,080,000	Republic of Turkey, 7.25%, 3/15/15	2,232
770,000	Republic of Turkey, 7.375%, 2/5/25	798
1,000,000	Republic of Turkey, 7.50%, 7/14/17	1,064
960,000	Republic of Turkey, 8.00%, 2/14/34	1,042

		8,053

Ukraine (USD) (2%)
800,000	Ukraine Government, 6.58%, 11/21/16	568
350,000	Ukraine Government, 6.75%, 11/14/17	248
1,000,000	Ukraine Government, 6.875%, 3/4/11	904
1,520,000	Ukraine Government, 7.65%, 6/11/13	1,271

		2,991

Uruguay (USD) (4%)
1,740,000	Republic of Uruguay, 7.63%, 3/21/36	1,770
1,640,000	Republic of Uruguay, 8.00%, 11/18/22	1,771
1,010,000	Republic of Uruguay, 9.25%, 5/17/17	1,169

		4,710

Venezuela (USD) (8%)
930,000	Republic of Venezuela, 5.75%, 2/26/16	553
3,540,000	Republic of Venezuela, 6.00%, 12/9/20	1,855
2,600,000	Republic of Venezuela, 7.65%, 4/21/25	1,502
3,200,000	Republic of Venezuela, 8.50%, 10/8/14	2,384
2,310,000	Republic of Venezuela, 9.25%, 5/7/28	1,490
2,635,000	Republic of Venezuela, 9.25%, 9/15/27	1,858

		9,642

Total Bonds (Cost-$113,967)		120,899

Investment Company (Cost-$3,251) (3%)
3,251,345	Paydenfunds Cash Reserves Money Market Fund *	3,251

Total (Cost-$117,218) (a) (98%)		124,150
Other Assets, net of Liabilities (2%)		2,286

Net Assets (100%)		$126,436

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$8,214
Unrealized depreciation	(1,282)

Net unrealized appreciation	$6,932

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
10/13/2009	Israeli Shekel (Buy 4,508)	3.7732	$1,195	$50
9/29/2009	South Korean Won (Buy 1,530,000)	1,224.7000	1,249	13

				$63

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
9/29/2009	Euro (Sell 443 )	1.4176	$628	$(5)
8/13/2009	Indian Rupee (Buy 50,830)	47.9449	1,060	(6)
8/13/2009	Mexican New Peso (Sell 12,975)	13.2400	980	(16)
9/29/2009	Turkish Lira (Buy 1,842)	1.4972	1,230	(1)

				$(28)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

42	U.S. Treasury 2 Year Note Future	Sep-09	$9,096	$(1)
51	U.S. Treasury 5 Year Note Future	Sep-09	5,885	(4)
56	U.S. Treasury 10 Year Note Future	Sep-09	6,568	(48)
14	U.S. Treasury 20 Year Note Future	Sep-09	1,666	(24)

				$(77)

Payden Value Leaders Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Common Stocks (83%)
Consumer Discretionary (6%)
19,700	Comcast Corp.	$293
9,200	Home Depot, Inc.	239
6,400	Liberty Media Corp. — Entertainment	179
8,600	Lowe’s Cos, Inc.	193
20,000	News Corp.	207
14,100	The Walt Disney Co.	354
9,900	Time Warner Inc.	264

		1,729

Consumer Staples (5%)
5,500	BJ’s Wholesale Club, Inc. (b)	183
3,600	Coca-Cola Co.	179
7,700	CVS Corp.	258
6,500	Dr. Pepper Snapple Group, Inc. (b)	160
10,100	Kraft Foods Inc.	286
3,700	Molson Coors Brewing Co.	167
5,800	Procter & Gamble Co.	322

		1,555

Energy (18%)
4,000	Anadarko Petroleum Corp.	193
2,900	Apache Corp.	243
11,300	Chevron Corp.	785
9,900	ConocoPhillips	433
3,800	Devon Energy Corp.	221
7,200	Sunoco Inc.	178
2,400	EOG Resources, Inc.	178
16,700	Exxon Mobil Corp.	1,176
8,100	Halliburton Co.	179
3,400	Hess Corp.	188
6,600	Marathon Oil Corp.	213
4,400	National-Oilwell Varco Inc.	158
5,300	Occidental Petroleum Corp.	378
4,700	Schlumberger Ltd.	251
10,100	Valero Energy Corp.	182
5,200	XTO Energy, Inc.	209

		5,165

Financial (15%)
6,400	Allstate Corp.	172
6,700	American Express Co.	190
44,100	Bank of America Corp.	652
5,900	Bank of New York Mellon Corp.	161
700	CME Group, Inc.	195
3,000	Goldman Sachs Group, Inc.	490
20,700	JPMorgan Chase & Co.	800
5,600	MetLife, Inc.	190
7,900	Morgan Stanley	225
3,700	The Chubb Corp.	171

Principal		Value
or Shares	Security Description	(000)

4,500	The Travelers Companies, Inc.	194
12,700	US Bancorp	259
23,200	Wells Fargo & Co.	567

		4,266

Healthcare (10%)
5,800	Cardinal Health, Inc.	193
4,600	Eli Lilly & Co.	160
3,200	Johnson & Johnson	195
3,500	McKesson Corp.	179
11,100	Merck & Co. Inc.	333
38,300	Pfizer, Inc.	610
4,200	Thermo Fisher Scientific, Inc. (b)	190
9,600	UnitedHealth Group Inc.	269
4,200	WellPoint Inc. (b)	221
6,400	Wyeth	298
3,500	Zimmer Holdings	163

		2,811

Industrial (9%)
4,300	Caterpillar International	189
2,800	FedEx Corp.	190
3,400	General Dynamics Corp.	188
59,200	General Electric Co.	793
5,000	Illinois Tool Works Inc.	203
2,500	L-3 Communications Holdings, Inc.	189
3,700	Norfolk Southern Corp.	160
3,700	Northrop Grumman Corp.	165
2,500	Burlington Northern Santa Fe Corp.	196
2,600	Union Pacific Corp.	150
4,200	Deere & Co.	184

		2,607

Materials (3%)
10,100	Dow Chemical Co.	214
5,900	DuPont De Nemours and Co.	182
4,500	Nucor Corp.	200
3,200	PPG Industries, Inc.	176

		772

Technology (5%)
15,400	Applied Materials	213
9,400	eBay Inc.	200
17,200	EMC Corp.	259
4,900	Hewlett-Packard Co.	212
9,900	Ingram Micro, Inc.	167
15,400	Intel Corporation	296
25,500	Motorola, Inc. (b)	183

		1,530

Telecommunications (6%)
33,500	AT&T Inc.	879
5,700	CenturyTel, Inc.	179
29,700	Sprint Nextel Corp.	119
14,200	Verizon Communications Inc.	455
4,200	CSX Corp.	169

		1,801

Principal		Value
or Shares	Security Description	(000)

Utilities (6%)
5,700	American Electric Power Co., Inc.	176
10,500	Duke Energy Corp.	163
2,500	Entergy Corp.	201
5,000	Exelon Corp.	254
4,200	FirstEnergy Corp.	173
3,600	FPL Group, Inc.	204
4,300	Southern Co.	136
5,900	Dominion Resources, Inc.	199
5,600	Public Service Enterprise Group	182

		1,688

Total Common Stocks (Cost-$27,845)		23,924

Exchange Traded Funds (Cost-$4,173) (15%)
86,600	iShares Russell 1000 Value Index Fund	4,412
Investment Company (Cost-$432) (2%)
431,650	Paydenfunds Cash Reserves Money Market Fund *	432

Total (Cost-$32,450) (a) (100%)		28,768
Other Assets, net of Liabilities (0%)		5

Net Assets (100%)		$28,773

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,446
Unrealized depreciation	(5,128)

Net unrealized depreciation	$(3,682)

(b)	Non-income producing security.

Payden U.S. Growth Leaders Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Common Stocks (99%)
Consumer Discretionary (12%)
3,800	Amazon.com, Inc. (b)	$326
20,400	CarMax Inc.	329
11,000	Coach Inc.	325
29,300	Dollar Tree, Inc. (b)	1,351
31,500	Las Vegas Sands Corp.	295
18,900	Leggett & Platt, Inc.	328
20,400	McDonald’s Corp.	1,123
13,700	Netflix Inc.	602
12,000	Nike Inc. — Cl. B	680
6,000	Priceline.Com Inc. (b)	778
40,300	Discovery Communications, Inc.	987
35,300	Williams-Sonoma, Inc.	496
7,200	Wynn Resorts Ltd.	368

		7,988

Consumer Staples (13%)
35,100	Altria Group, Inc.	615
30,800	Coca-Cola Co.	1,535
11,000	General Mills, Inc.	648
41,300	Philip Morris International Inc.	1,925
22,800	Procter & Gamble Co.	1,266
32,000	Wal-Mart Stores, Inc.	1,596
19,700	Mead Johnson Nutrition Co.	717

		8,302

Energy (6%)
13,900	Anadarko Petroleum Corp.	670
17,700	Exxon Mobil Corp.	1,246
7,300	Occidental Petroleum Corp.	521
12,100	Petroleo Brasileiro S.A.	499
10,900	Schlumberger Ltd.	583

		3,519

Financial (2%)
9,000	JPMorgan Chase & Co.	348
42,900	MSCI Inc.	1,199

		1,547

Healthcare (18%)
20,800	Abbott Laboratories	936
7,500	Alcon, Inc.	957
17,400	Amgen Inc. (b)	1,084
16,300	Beckman Coulter, Inc.	1,027
92,600	Boston Scientific Corp. (b)	995
9,300	Celgene Corp.	530
24,800	Cigna Corp.	704
13,800	Express Scripts, Inc.	967
32,800	Gilead Sciences Inc.	1,605
20,700	Johnson & Johnson	1,260

Principal		Value
or Shares	Security Description	(000)

14,100	MEDNAX, Inc.	654
22,600	Thermo Fisher Scientific, Inc.	1,023

		11,742

Industrial (6%)
31,800	BE Aerospace Inc.	514
11,500	Caterpillar International	507
15,500	Danaher Corp.	949
5,100	FedEx Corp.	346
6,200	Fluor Corp.	327
15,500	Stericycle Inc (b)	794

		3,437

Materials (2%)
9,500	Barrick Gold Corp.	332
7,800	Monsanto Co.	655
4,800	Potash Corp. of Saskatchewan Inc.	446

		1,433

Technology (36%)
18,900	Amphenol Corp.- CL A	630
11,800	Apple Computer, Inc. (b)	1,928
79,000	Cisco Systems Inc. (b)	1,739
49,300	Cognizant Technology Solutions Corp. (b)	1,459
58,200	Corning Inc.	989
7,200	DST Systems, Inc.	319
29,700	eBay Inc.	631
3,900	Google Inc. (b)	1,728
40,100	Hewlett-Packard Co.	1,736
33,400	Intel Corporation	643
17,300	International Business Machines Corp.	2,040
106,400	Mircosoft Corp.	2,503
32,600	NetApp, Inc. (b)	732
82,200	Oracle Corp.	1,819
40,400	Qualcomm, Inc.	1,868
49,700	Texas Instruments, Inc.	1,195
17,300	Visa Inc.	1,132

		23,091

Telecommunications (2%)
25,500	AT&T Inc.	669
6,100	China Mobile (Hong Kong) Ltd.	320
47,800	MetroPCS Communications, Inc.	567

		1,556

Utilities (2%)
80,600	AES Corp.	1,031

Total Common Stocks (Cost-$57,453)		63,646

Investment Company (Cost-$136) (0%)
136,289	Paydenfunds Cash Reserves Money Market Fund *	136

Total (Cost-$57,589) (a) (99%)		63,782
Other Assets, net of Liabilities (1%)		450

Net Assets (100%)		$64,232

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$6,784
Unrealized depreciation	(591)

Net unrealized appreciation	$6,193

(b)	Non-income producing security.

Payden Global Equity
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (51%)
Asset Backed (1%)
71,608	BMW Vehicle Lease Trust, 0.79%, 6/15/10	$72
35,840	Nissan Auto Lease Trust, 1.04%, 6/15/10	36

		108

U.S. Government Agency (19%)
100,000	FHLB Disc Note, 0.30%, 11/13/09 (b)	100
375,000	FHLMC Disc Note, 0.31%, 12/7/09 (b)	375
1,100,000	FNMA Disc Note, 0.31%, 11/6/09 (b)	1,099

		1,574

Foreign Government (31%)
400,000	Dutch Treasury Certificate, 0.00%, 8/31/09	567
700,000	French Discount Treasury Bill, 0.00%, 2/11/10	989
700,000	German Treasury Bill, 0.00%, 1/13/10	990

		2,546

Total Bonds (Cost-$4,223)		4,228

Exchange Traded Funds (Cost-$2,115) (31%)
300	Energy Select Sector SPDR Fund	15
36,100	iShares MSCI Emerging Market Index Fund	1,292
5,000	iShares MSCI Hong Kong Index Fund	77
6,900	iShares MSCI Japan Index Fund	68
4,300	iShares MSCI Singapore (Free) Index Fund	45
7,500	iShares MSCI Spain Index Fund	339
13,000	iShares MSCI Switzerland Index Fund	254
1,600	iShares S&P Global Healthcare Sector Index Fund	74
10,700	PowerShares QQQ	422

		2,586

Investment Company (Cost-$1,344) (16%)
1,343,759	Paydenfunds Cash Reserves Money Market Fund *	1,344

Total (Cost-$7,682) (a) (98%)		8,158
Other Assets, net of Liabilities (2%)		191

Net Assets (100%)		$8,349

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$482
Unrealized depreciation	(6)

Net unrealized appreciation	$476

(b)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
9/28/2009	Australian Dollar (Buy 394)	0.8273	$326	$13
9/28/2009	British Pound (Buy 453)	1.6573	751	12
9/28/2009	Canadian Dollar (Buy 461)	1.0805	427	11
9/28/2009	Danish Krone (Buy 99)	5.2571	19	—
9/28/2009	Swedish Krona (Buy 527)	7.2809	72	6

				$42

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
9/28/2009	Euro (Sell 1,231)	1.4176	$1,745	$(14)
9/28/2009	Hong Kong Dollar (Sell 53)	7.7450	7	—
9/28/2009	Japanese Yen (Buy 63,738)	95.1206	670	(14)
9/28/2009	Norwegian Krone (Sell 356)	6.1626	58	(3)

				$(31)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

6	Australian SPI 200 Index Future	Sep-09	$524	$43
3	Canadian TSE 60 Index Future	Sep-09	362	15
1	DAX Index Future	Sep-09	189	16
6	FTSE 100 Index Future	Jun-09	455	34
2	Hang Seng Index Future	Aug-09	263	(3)
1	Nasdaq 100 Future	Sep-09	160	15
7	OMXS30 Index Future	Aug-09	85	7
8	Russell 2000 Mini Future	Sep-09	441	3
51	S&P 500 E-Mini Future	Sep-09	2,510	153
7	Topix Index Future	Sep-09	703	37

				$320

Payden/Kravitz Cash Balance Plan Fund
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Corporate (25%)
50,000	Abbott Laboratories, 5.60%, 5/15/11	$53
50,000	American Electric Power, 5.375%, 3/15/10	51
130,000	Astrazeneca PLC, 5.40%, 9/15/12	143
50,000	Bank of America Corp., 4.25%, 10/1/10	51
50,000	Bank of New York Mellon, 4.95%, 11/1/12	53
50,000	Berkshire Hathaway Finance, 4.125%, 1/15/10	51
130,000	Boeing Capital Corp., 6.50%, 2/15/12	143
100,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	106
140,000	Chevron Corp., 3.45%, 3/3/12	145
50,000	Cincinnati Gas & Electric Co., 5.70%, 9/15/12	55
50,000	Cisco Systems Inc., 5.25%, 2/22/11	53
140,000	Comcast Cable Communications, 6.75%, 1/30/11	149
130,000	Conoco Funding Co., 6.35%, 10/15/11	143
50,000	Costco Wholesale Corp., 5.30%, 3/15/12	54
140,000	Cox Communications Inc., 4.625%, 1/15/10	141
50,000	Credit Suisse First Boston, 6.125%, 11/15/11	54
50,000	CVS Caremark Corp., 5.75%, 8/15/11	53
130,000	Deutsche Telekom, 8.50%, 6/15/10	137
130,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	142
50,000	General Electric Capital Corp., 4.875%, 10/21/10	52
130,000	General Mills Inc., 6.00%, 2/15/12	141
130,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	138
50,000	Goldman Sachs Group Inc, 6.875%, 1/15/11	53
90,000	Hewlett-Packard Co., 4.25%, 2/24/12	95
50,000	Hewlett-Packard Co., 5.25%, 3/1/12	54
50,000	Honeywell International Inc., 7.50%, 3/1/10	52
130,000	IBM Corp., 4.75%, 11/29/12	140
50,000	John Deere Capital Corp., 7.00%, 3/15/12	56
50,000	Johnson & Johnson, 5.15%, 8/15/12	55
70,000	JPMorgan Chase & Co., 1.65%, 2/23/11	71
50,000	JPMorgan Chase & Co., 5.60%, 6/1/11	53
130,000	Kellogg Co., 6.60%, 4/1/11	140
130,000	Kroger Co., 6.75%, 4/15/12	142
90,000	MidAmerican Energy Holdings, 5.875%, 10/1/12	98
50,000	Oracle Corp., 5.00%, 1/15/11	52
100,000	Pfizer Inc., 4.45%, 3/15/12	106
70,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	73
130,000	Rogers Wireless Inc., 9.625%, 5/1/11	143
141,000	Royal Bank of Canada, 5.65%, 7/20/11	151
140,000	Safeway Inc., 5.80%, 8/15/12	151
165,000	SFEF 144A, 2.00%, 2/25/11 (b)	167
140,000	Telecom Italia Capital, 4.875%, 10/1/10	143
50,000	Textron Financial Corp., 4.60%, 5/3/10	48
150,000	Time Warner Cable Inc., 5.40%, 7/2/12	160
50,000	Unilever Capital Corp., 7.125%, 11/1/10	53
50,000	Verizon Global Corp., 7.25%, 12/1/10	53
140,000	Verizon Wireless Capital 144A, 5.25%, 2/1/12 (b)	150
50,000	Vodafone Group PLC, 5.50%, 6/15/11	53
100,000	Vodafone Group PLC, 7.75%, 2/15/10	103
77,000	Wachovia Corp., 5.30%, 10/15/11	81
50,000	Wal-Mart Stores Inc., 4.125%, 7/1/10	51
130,000	Walt Disney Co., 6.375%, 3/1/12	143
50,000	Waste Management, Inc., 7.375%, 8/1/10	51
50,000	Wyeth, 6.95%, 3/15/11	54

		5,103

Principal		Value
or Shares	Security Description	(000)

Mortgage Backed (12%)
607,608	G2 4316 30YR, 6.00%, 12/20/38	639
563,758	G2 4345 30YR, 6.50%, 1/20/39	600
417,736	GN 697858 30YR, 6.00%, 2/15/39	439
388,614	GN 698038 30YR, 6.50%, 1/15/39	414
82,557	GN 700755 30YR, 6.50%, 10/15/38	88
276,083	GN 704005 30YR, 6.50%, 11/15/38	294

		2,474

U.S. Government Agency (58%)
380,000	FNMA, 1.75%, 8/10/12	379
1,700,000	FFCB Disc Note, 0.55%, 6/11/10 (c)	1,692
700,000	FHLB Disc Note, 0.30%, 12/2/09 (c)	700
800,000	FHLMC Disc Note, 0.55%, 6/1/10 (c)	796
3,000,000	FHLMC Disc Note, 0.33%, 12/7/09 (c)	2,996
2,100,000	FNMA Disc Note, 0.15%, 9/14/09 (c)	2,100
1,500,000	FNMA Disc Note, 0.28%, 12/29/09 (c)	1,498
700,000	FNMA Disc Note, 0.28%, 1/4/10 (c)	699
1,000,000	U.S. Treasury Bill, 0.34%, 12/24/09	999

		11,859

U.S. Treasury (3%)
350,000	U.S. Treasury Note, 0.875%, 2/28/11	350
10,000	U.S. Treasury Note, 2.75%, 2/15/19	10
120,000	U.S. Treasury Note, 3.125%, 5/15/19	116

		476

Total Bonds (Cost-$19,647)		19,912

Investment Company (Cost-$287) (1%)
286,954	Paydenfunds Cash Reserves Money Market Fund *	287

Total (Cost-$19,934) (a) (99%)		20,199
Other Assets, net of Liabilities (1%)		178

Net Assets (100%)		$20,377

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$267
Unrealized depreciation	(2)

Net unrealized appreciation	$265

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
9/30/2009	South Korean Won (Buy 49,000)	1,224.6767	$40	$—
9/30/2009	Turkish Lira (Buy 59)	1.4975	39	—

				$—

Liabilities:
9/22/2009	Euro (Buy 98)	1.4177	$139	$—
9/8/2009	Japanese Yen (Buy 15,000)	95.1420	158	(2)

				$(2)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

10	U.S. Treasury 2 Year Note Future	Sep-09	$2,166	$2
18	U.S. Treasury 5 Year Note Future	Sep-09	2,077	(1)
3	U.S. Treasury 10 Year Note Future	Sep-09	352	(5)

				$(4)

PaydenWilshire Longevity Fund 2010+
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost-$206) (32%)
71,672	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	$72
105,583	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	103
23,328	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	24
3,614	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	4

		203

Exchange Traded Funds (Cost-$274) (36%)
407	iShares MSCI EMU Index Fund	13
780	iShares MSCI Pacific ex-Japan Index Fund	28
1,402	iShares MSCI United Kingdom Index Fund	20
968	SPDR DJ Wilshire International Real Estate ETF	30
339	SPDR Russell/Nomura Prime Japan ETF	13
389	Vanguard Emerging Markets ETF	14
783	Vanguard Growth ETF	36
129	Vanguard Small-Cap Growth ETF	7
644	Vanguard Small-Cap Value ETF	31
936	Vanguard Value ETF	40

		232

Investment Companies (Cost-$258) (34%)
181	Metzler/Payden European Emerging Markets Fund	4
18,994	Paydenfunds Cash Reserves Money Market Fund *	19
2,177	Paydenfunds Core Bond Fund *	22
3,261	Paydenfunds Global Fixed Income Fund *	28
2,438	Paydenfunds GNMA Fund *	25
9,883	Paydenfunds U.S. Growth Leaders Fund *	65
6,872	Paydenfunds Value Leaders Fund *	53

		216

Total (Cost-$738) (a) (102%)		651
Liabilities in excess of Other Assets (-2%)		(10)

Net Assets (100%)		$641

*	Affiliated investments
All of the securities are held by the custodian in a segregated account.
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$4
Unrealized depreciation	(91)

Net unrealized depreciation	$(87)

PaydenWilshire Longevity Fund 2020+
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost-$458) (22%)
162,383	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	$162
241,333	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	235
53,018	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	55
8,433	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	10

		462

Exchange Traded Funds (Cost-$841) (40%)
1,985	iShares MSCI EMU Index Fund	67
2,530	iShares MSCI Pacific ex-Japan Index Fund	90
5,311	iShares MSCI United Kingdom Index Fund	76
2,444	SPDR DJ Wilshire International Real Estate ETF	77
1,651	SPDR Russell/Nomura Prime Japan ETF	62
1,580	Vanguard Emerging Markets ETF	56
2,540	Vanguard Growth ETF	118
835	Vanguard Small-Cap Growth ETF	44
2,557	Vanguard Small-Cap Value ETF	122
2,783	Vanguard Value ETF	119

		831

Investment Companies (Cost-$906) (39%)
591	Metzler/Payden European Emerging Markets Fund	12
47,939	Paydenfunds Cash Reserves Money Market Fund *	48
9,082	Paydenfunds Core Bond Fund *	92
9,403	Paydenfunds Global Fixed Income Fund *	81
12,850	Paydenfunds GNMA Fund *	131
35,266	Paydenfunds U.S. Growth Leaders Fund *	230
29,261	Paydenfunds Value Leaders Fund *	227

		821

Total (Cost-$2,205) (a) (101%)		2,114
Liabilities in excess of Other Assets (-1%)		(11)

Net Assets (100%)		$2,103

*	Affiliated investments
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$32
Unrealized depreciation	(123)

Net unrealized depreciation	$(91)

PaydenWilshire Longevity Fund 2030+
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost-$110) (14%)
39,196	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	$39
58,179	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	57
12,724	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	13
1,205	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	1

		110

Exchange Traded Funds (Cost-$364) (46%)
976	iShares MSCI EMU Index Fund	33
1,400	iShares MSCI Pacific ex-Japan Index Fund	50
3,356	iShares MSCI United Kingdom Index Fund	48
772	SPDR DJ Wilshire International Real Estate ETF	24
711	SPDR Russell/Nomura Prime Japan ETF	27
582	Vanguard Emerging Markets ETF	20
852	Vanguard Growth ETF	40
385	Vanguard Small-Cap Growth ETF	20
943	Vanguard Small-Cap Value ETF	45
1,213	Vanguard Value ETF	52

		359

Investment Companies (Cost-$376) (41%)
653	Metzler/Payden European Emerging Markets Fund	13
23,648	Paydenfunds Cash Reserves Money Market Fund *	24
3,722	Paydenfunds Core Bond Fund *	38
3,035	Paydenfunds Global Fixed Income Fund *	26
2,552	Paydenfunds GNMA Fund *	26
16,555	Paydenfunds U.S. Growth Leaders Fund *	108
11,306	Paydenfunds Value Leaders Fund *	88

		323

Total (Cost-$850) (a) (101%)		792
Liabilities in excess of Other Assets (-1%)		(11)

Net Assets (100%)		$781

*	Affiliated investments
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$19
Unrealized depreciation	(77)

Net unrealized depreciation	$(58)

PaydenWilshire Longevity Fund 2040+
Schedule of Investments — July 31, 2009

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost-$18) (2%)
6,719	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	$7
9,696	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	9
2,121	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	2

		18

Exchange Traded Funds (Cost-$506) (57%)
1,479	iShares MSCI EMU Index Fund	50
1,297	iShares MSCI Pacific ex-Japan Index Fund	46
4,525	iShares MSCI United Kingdom Index Fund	65
521	SPDR DJ Wilshire International Real Estate ETF	16
1,130	SPDR Russell/Nomura Prime Japan ETF	43
824	Vanguard Emerging Markets ETF	29
1,550	Vanguard Growth ETF	72
622	Vanguard Small-Cap Growth ETF	33
867	Vanguard Small-Cap Value ETF	41
1,415	Vanguard Value ETF	60

		455

Investment Companies (Cost-$420) (42%)
660	Metzler/Payden European Emerging Markets Fund	13
23,614	Paydenfunds Cash Reserves Money Market Fund *	24
3,012	Paydenfunds Core Bond Fund *	30
2,631	Paydenfunds Global Fixed Income Fund *	23
738	Paydenfunds GNMA Fund *	8
19,138	Paydenfunds U.S. Growth Leaders Fund *	125
15,074	Paydenfunds Value Leaders Fund *	117

		340

Total (Cost-$944) (a) (101%)		813
Liabilities in excess of Other Assets (-1%)		(10)

Net Assets (100%)		$803

*	Affiliated investments
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$14
Unrealized depreciation	(145)

Net unrealized depreciation	$(131)

Notes to Financial Statements

July 31, 2009

1.  Organization and Related Matters

The Payden & Rygel Investment Group (the “P&R Group” or “Paydenfunds” and “Longevity Funds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “P&R Funds”) is a series of the P&R Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the P&R Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the repotted amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, the two tax exempt funds and the Longevity Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

The Payden Limited Maturity, Short Bond, Core Bond, High Income, Global Short Bond, Global Fixed Income, Emerging Markets Bond, U.S. Growth Leaders, and the Global Equity Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

These Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Cash Reserves Money Market Fund and the Longevity Funds) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Notes to Financial Statements continued

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds held no options at the end of the period.

Futures Contracts

The Funds (except the Cash Reserves Money Market Fund and the Longevity Funds) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as requited by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Funds may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns.

The Payden Limited Maturity Fund has entered into the following interest rate swap agreement where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty

5.503%	3M US Libor	CSFB

TBA Sale Commitment

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

The U.S. Treasury Department established a Temporary Guarantee Program from Money Market Funds (the “Program”). Under the Program, the U.S. Treasury will guarantee to investors in participating money market funds that they receive $1.00 for each fund share held by them as of the close of business on September 19, 2008. The guarantee will be triggered if the participating money market fund’s net asset value per share falls below $0.995, commonly referred to as “breaking the buck.” The Payden Cash Reserves Money Market Fund participated in the initial period and has renewed its participation through September 18, 2009.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

3.	Related Party Transactions

Payden & Rygel (the “Advisers”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets
	Between	Between	Between			Current
	0—500	0.5—1	1—2	Over 2	Expense	Voluntary
	Million	Billion	Billion	Billion	Guarantee	Expense Limit*

Payden Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Payden Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
Payden Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%
Payden U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Payden GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Payden Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Payden Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
Payden High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Payden Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%
Payden California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Payden Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Payden Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Payden Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%
Payden Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
Payden U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Payden Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a

Notes to Financial Statements continued

	Adviser Fees Based on Assets
	Between	Between	Between			Current
	0—500	0.5—1	1—2	Over 2	Expense	Voluntary
	Million	Billion	Billion	Billion	Guarantee	Expense Limit*

Payden/Wilshire Longevity Fund 2010+			See below		1.40%	1.15%
Payden/Wilshire Longevity Fund 2020+			See below		1.40%	1.15%
Payden/Wilshire Longevity Fund 2030+			See below		1.40%	1.15%
Payden/Wilshire Longevity Fund 2040+			See below		1.40%	1.15%

*	Limit effective February 28, 2009

Payden & Rygel (the “Adviser”) provides investment advisory services to the Longevity Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate of 0.10% for the passive fixed income assets over which it has day-to-day investment management responsibility.

Wilshire Associates (the “Sub-adviser”) provides day-to-day investment management to the Longevity Funds including asset allocation through its investment programs. Under the terms of the investment sub-advisory agreement, Wilshire Associates is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate of 0.15%, subject to a combined annual minimum fee of $150,000. Effective April 1, 2009 the annual minimum was reduced to $75,000.

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes); will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 27, 2010 (exclusive of interest and taxes). For the Longevity Funds the Adviser has agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including indirect fees and expenses of each underlying fund or ETF, but exclusive of interest and taxes, will not exceed the expense guarantee of that Fund’s average daily net assets on an annualized basis.

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Paydenfunds, Payden & Rygel Distributors is not entitled to receive any fees from the Funds. The Longevity Funds have adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Funds, at an annualized rate of 0.25%.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4.  Fair Value Measurement

Financial Accounting Standard No. 157 (FAS 157), establishes a hierarchy for the various inputs used in determining the value of the Fund’s investments and other financial instruments. However, the inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments and other financial instruments (numbers in 000s):

Table 1.

	Investments in Securities
	Level 1		Level 2		Level 3
	Assets ($ ’000’s)	Liabilities ($ ’000’s)	Assets ($ ’000’s)	Liabilities ($ ’000’s)	Assets ($ ’000’s)	Liabilities ($ ’000’s)	Total
Payden Cash Reserves Money Market	$—	$—	$1,069,396	$—	$—	$—	$1,069,396
Payden Limited Maturity	—	—	62,994	—	—	—	62,994
Payden Short Bond	—	—	370,136	—	—	—	370,136
Payden U.S. Government	—	—	85,359	—	—	—	85,359
Payden GNMA	—	—	802,619	—	—	—	802,619
Payden Core Bond	—	—	505,557	—	—	—	505,557
Payden Corporate Bond	—	—	33,202	—	—	—	33,202
Payden High Income	—	—	579,147	—	—	—	579,147
Payden Tax Exempt Bond	—	—	20,281	—	—	—	20,281
Payden California Municipal Income	—	—	42,969	—	—	—	42,969
Payden Global Short Bond	—	—	52,813	—	—	—	52,813
Payden Global Fixed Income	—	—	98,137	—	—	—	98,137
Payden Emerging Markets Bond	—	—	124,150	—	—	—	124,150
Payden Value Leaders	28,336	—	432	—	—	—	28,768
Payden U.S. Growth Leaders	63,645	—	137	—	—	—	63,782
Payden Global Equity	2,586	—	5,572	—	—	—	8,158
PaydenWilshire Longevity Fund 2010+	232	—	419	—	—	—	651
PaydenWilshire Longevity Fund 2020+	830	—	1,284	—	—	—	2,114
PaydenWilshire Longevity Fund 2030+	359	—	433	—	—	—	792
PaydenWilshire Longevity Fund 2040+	455	—	358	—	—	—	813
Payden/Kravitz Cash Balance Plan	—	—	20,199	—	—	—	20,199

Table 1a.

	Other Financial Instruments †
	Level 1		Level 2		Level 3
	Assets ($ ’000’s)	Liabilities ($ ’000’s )	Assets ($ ’000’s)	Liabilities ($ ’000’s)	Assets ($ ’000’s)	Liabilities ($ ’000’s)	Total
Payden Limited Maturity	$—	$(47)	$17	$—	$—	$—	$(30)
Payden Short Bond	12	(200)	80	(709)	—	—	(817)
Payden U.S. Government	—	(30)	—	—	—	—	(30)
Payden Core Bond	240	(133)	90	(166)	—	—	31
Payden Global Short Bond	2	(25)	—	(244)	—	—	(267)
Payden Global Fixed Income	4	(79)	376	(1,227)	—	—	(926)
Payden Emerging Markets Bond	—	(77)	63	(28)	—	—	(42)
Payden Global Equity	323	(3)	42	(31)	—	—	331
Payden/Kravitz Cash Balance Plan	2	(6)	—	(2)	—	—	(6)

†	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Notes to Financial Statements continued

5.	Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact on the financial statements and the accompanying notes.

During September, 2008 FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a Fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. The adoption of the Amendment did not have an impact on the Fund’s financial statement disclosures due to the current Fund holdings.

6.	Pending Litigation

In December 2007, the Payden High Income Fund and Payden Opportunity Bond Fund (collectively, the “Funds”) were served in a suit brought by the Adelphia Recovery Trust alleging wrong-doing by various defendants in connection with syndicated loans made to the Adelphia Communications Corporation and its affiliates. The defendants included, among others, the Syndicate Lenders, which were the banks who made the original loans, as well as the Assignees, which were entities, including the Funds, that purchased portions of the Adelphia bank debt after the original issue date pursuant to assignment agreements. The Assignees moved to dismiss the action in its entirety, which the judge presiding over the matter granted, and on December 8, 2008, a judgment to that effect was entered. The Adelphia Recovery Trust may appeal the decision.

7.	Fund Termination

On August 31, 2009 the Board of Trustees voted to close the Longevity Funds At no later than October 15, 2009 the Funds will be closed and assets transferred to other Funds or distributed in cash.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

(Registrant) The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN

JOAN A. PAYDEN
CHAIRMAN
Date 9/23/09
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN

JOAN A. PAYDEN
CHAIRMAN
Date 9/23/09

By (Signature and Title)	/s/ BRIAN W. MATTHEWS

BRIAN W. MATTHEWS
CHIEF FINANCIAL OFFICER
Date 9/23/09